OCTOBER 31, 2001
                                  ANNUAL REPORT

                           U.S. GLOBAL ACCOLADE FUNDS

[GRAPHIC: World globe and U.S. Global Investors logo]

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                           U.S. GLOBAL ACCOLADE FUNDS

                                  ANNUAL REPORT
                                OCTOBER 31, 2001

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 TABLE OF CONTENTS
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LETTER TO SHAREHOLDERS                                             1

FUND MANAGER'S PERSPECTIVE                                         7

PORTFOLIOS OF INVESTMENTS                                         19

NOTES TO PORTFOLIOS OF INVESTMENTS                                27

STATEMENTS OF ASSETS AND LIABILITIES                              28

STATEMENTS OF OPERATIONS                                          29

STATEMENTS OF CHANGES IN NET ASSETS                               30

NOTES TO FINANCIAL STATEMENTS                                     32

FINANCIAL HIGHLIGHTS                                              38

REPORT OF ERNST & YOUNG LLP,
  INDEPENDENT AUDITORS                                            41

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P.O. Box 781234
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U.S. GLOBAL ACCOLADE FUNDS
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DEAR SHAREHOLDER:
                                                       ______________________
We are seeing light at the end of the tunnel as       |GRAPHIC: Photograph of|
the fourth quarter of 2001 picks up speed, and        |Frank E. Holmes       |
this time it's not an oncoming train. It appears      |                      |
that the "light" is starting to break through the     |                      |
clouds and national malaise of technology failures    |                      |
and rising unemployment, fueled in part by a sense    |______________________|
of patriotism and determination brought on by the September 11 crisis. All signs point to an improving economy at some point in 2002 (the experts are still out on exactly when--possibly either in the second or third quarter), even as the National Bureau of Economic Research declared in late November that the United States has officially been in a recession since March of this year.

Original estimates that the economy could sustain hits from Internet-related company failures, among others, were derailed by the events of September 11, not just in this country but worldwide. Analysts now expect the anticipated recovery to take a somewhat "V" shape as the full effect of Federal Reserve interest rate cuts, economic stimulus legislation and war on terrorism is realized in the next six to nine months.

As I have said on numerous occasions over the years, patience and faith in the resilience of the American economy will serve you well as we emerge from this recession and seek new growth opportunities. Indications are that this message has been taken to heart by American investors. Evidence from the University of Michigan's consumer sentiment index that consumer confidence rose for the second straight month in November 2001 suggests that the public is taking an optimistic stance for the first time in quite a while. On top of that, massive amounts of liquidity--literally billions of dollars--have been injected into the markets lately. In fact, money supply is up approximately 15 percent at the end of November 2001 compared to November 2000.

Just keep in mind that we are in the midst of a massive rewriting of the textbooks on market recoveries. This uncharted territory is not totally unfamiliar, however; we have experienced recessions and large-scale crises before, including several in the 20th century, as the graph on page 2 illustrates. What the graph also depicts is the

                                                                               1

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U.S. GLOBAL ACCOLADE FUNDS
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inevitable rebound that has occurred following each catastrophe, driven in large part by increased government spending, widespread home ownership, deposit insurance for financial institution accounts and a diversified labor market.

HISTORICAL PERSPECTIVE ON U.S. MARKET RECOVERIES
S&P CUMULATIVE RETURN FOLLOWING RECENT CRISES

[GRAPHIC: Bar chart created from data points in chart below.]

                              NOVEMBER 22, 1963                                   FEBRUARY 26, 1993
   DECEMBER 7, 1941           ASSASSINATION OF            AUGUST 2, 1990          WORLD TRADE CENTER
     PEARL HARBOR            PRESIDENT KENNEDY         IRAQ INVADES KUWAIT              BOMBING
  ------------------        -------------------        -------------------        -------------------
  12/05/41      9.32        11/21/63      71.62        08/01/90     355.52        02/25/93     442.34
  12/08/41      8.97        11/22/63      69.61        08/02/90     351.48        02/26/93     443.38
  12/09/41      8.68        11/26/63      72.38        08/03/90     344.86        03/01/93     442.01
  12/10/41      8.68        11/27/63      72.25        08/06/90     334.43        03/02/93     447.90
  12/11/41      8.82        11/29/63      73.23        08/07/90     334.83        03/03/93     452.49
  12/12/41      8.73        12/02/63      73.66        08/08/90     338.35        03/04/93     447.34
  12/15/41      8.73        12/03/63      73.62        08/09/90     339.94        03/05/93     446.11
  12/16/41      8.71        12/04/63      73.80        08/10/90     335.52        03/08/93     454.71
  12/17/41      8.57        12/05/63      74.28        08/13/90     338.84        03/09/93     454.40
  12/18/41      8.49        12/06/63      74.00        08/14/90     339.39        03/10/93     456.34
  12/19/41      8.49        12/09/63      73.96        08/15/90     340.06        03/11/93     453.72
  12/22/41      8.40        12/10/63      73.99        08/16/90     332.39        03/12/93     449.83
  12/23/41      8.38        12/11/63      73.90        08/17/90     327.83        03/15/93     451.43
  12/24/41      8.39        12/12/63      73.91        08/20/90     328.51        03/16/93     451.37
  12/26/41      8.42        12/13/63      74.06        08/21/90     321.86        03/17/93     448.31
  12/29/41      8.37        12/16/63      74.30        08/22/90     316.55        03/18/93     451.89
  12/30/41      8.74        12/17/63      74.74        08/23/90     307.06        03/19/93     450.18
  12/31/41      8.69        12/18/63      74.63        08/24/90     311.51        03/22/93     448.88
  01/02/42      8.89        12/19/63      74.40        08/27/90     321.44        03/23/93     448.76
  01/05/42      9.09        12/20/63      74.28        08/28/90     321.34        03/24/93     448.07
  01/06/42      9.05        12/23/63      73.81        08/29/90     324.19        03/25/93     450.88
  01/07/42      9.00        12/24/63      73.97        08/30/90     318.71        03/26/93     447.78
  01/08/42      8.88        12/26/63      74.32        08/31/90     322.56        03/29/93     450.69
  01/09/42      8.85        12/27/63      74.44        09/04/90     323.09        03/30/93     451.97
  01/12/42      8.84        12/30/63      74.56        09/05/90     324.39        03/31/93     451.67
  01/13/42      9.02        12/31/63      75.02        09/06/90     320.46        04/01/93     450.30
  01/14/42      9.02        01/02/64      75.43        09/07/90     323.40        04/02/93     441.39
  01/15/42      9.04        01/03/64      75.50        09/10/90     321.63        04/05/93     442.29
  01/16/42      8.96        01/06/64      75.67        09/11/90     321.04        04/06/93     441.16
  01/19/42      8.96        01/07/64      75.69        09/12/90     322.54        04/07/93     442.73
  01/20/42      8.94        01/08/64      76.00        09/13/90     318.65        04/08/93     441.84
  01/21/42      8.81        01/09/64      76.28        09/14/90     316.83        04/12/93     448.37
  01/22/42      8.81        01/10/64      76.24        09/17/90     317.77        04/13/93     449.22
  01/23/42      8.84        01/13/64      76.22        09/18/90     318.60        04/14/93     448.66
  01/26/42      8.97        01/14/64      76.36        09/19/90     316.60        04/15/93     448.40
  01/27/42      8.99        01/15/64      76.64        09/20/90     311.48        04/16/93     448.94
  01/28/42      8.93        01/16/64      76.55        09/21/90     311.32        04/19/93     447.46
  01/29/42      8.91        01/17/64      76.56        09/24/90     304.59        04/20/93     445.10
  01/30/42      8.85        01/20/64      76.41        09/25/90     308.26        04/21/93     443.63
  02/02/42      8.84        01/21/64      76.62        09/26/90     305.06        04/22/93     439.46
  02/03/42      8.90        01/22/64      77.03        09/27/90     300.97        04/23/93     437.03
  02/04/42      8.97        01/23/64      77.09        09/28/90     306.05        04/26/93     433.54
  02/05/42      8.95        01/24/64      77.11        10/01/90     314.94        04/27/93     438.01
  02/06/42      8.85        01/27/64      77.08        10/02/90     315.21        04/28/93     438.02
  02/09/42      8.74        01/28/64      77.10        10/03/90     311.40        04/29/93     438.89
  02/10/42      8.62        01/29/64      76.63        10/04/90     312.69        04/30/93     440.19
  02/11/42      8.60        01/30/64      76.70        10/05/90     311.50        05/03/93     442.46
  02/13/42      8.62        01/31/64      77.04        10/08/90     313.48        05/04/93     444.05
  02/16/42      8.65        02/03/64      76.97        10/09/90     305.10        05/05/93     444.52
  02/17/42      8.49        02/04/64      76.88        10/10/90     300.39        05/06/93     443.26
  02/18/42      8.48        02/05/64      76.75        10/11/90     295.46        05/07/93     442.31
  02/19/42      8.50        02/06/64      76.93        10/12/90     300.03        05/10/93     442.80
  02/20/42      8.47        02/07/64      77.18        10/15/90     303.23        05/11/93     444.36
  02/24/42      8.52        02/10/64      77.05        10/16/90     298.92        05/12/93     444.80
  02/25/42      8.46        02/11/64      77.33        10/17/90     298.76        05/13/93     439.23
  02/26/42      8.52        02/12/64      77.57        10/18/90     305.74        05/14/93     439.56
  02/27/42      8.59        02/13/64      77.52        10/19/90     312.48        05/17/93     440.37
  03/02/42      8.47        02/14/64      77.48        10/22/90     314.76        05/18/93     440.32
  03/03/42      8.60        02/17/64      77.46        10/23/90     312.36        05/19/93     447.57
  03/04/42      8.51        02/18/64      77.47        10/24/90     312.60        05/20/93     450.59
  03/05/42      8.38        02/19/64      77.55        10/25/90     310.17        05/21/93     445.84
  03/06/42      8.16        02/20/64      77.62        10/26/90     304.71        05/24/93     448.00
  03/09/42      8.20        02/21/64      77.62        10/29/90     301.88        05/25/93     448.85
  03/10/42      8.14        02/24/64      77.68        10/30/90     304.06        05/26/93     453.44
  03/11/42      7.98        02/25/64      77.68        10/31/90     304.00        05/27/93     452.41
  03/12/42      7.98        02/26/64      77.87        11/01/90     307.02        05/28/93     450.19
  03/13/42      8.03        02/27/64      77.62        11/02/90     311.85        06/01/93     453.83
  03/16/42      8.12        02/28/64      77.80        11/05/90     314.59        06/02/93     453.85
  03/17/42      8.29        03/02/64      77.97        11/06/90     311.62        06/03/93     452.50
  03/18/42      8.21        03/03/64      78.22        11/07/90     306.01        06/04/93     450.06
  03/19/42      8.20        03/04/64      78.07        11/08/90     307.61        06/07/93     447.69
  03/20/42      8.11        03/05/64      78.06        11/09/90     313.74        06/08/93     444.71
  03/23/42      8.15        03/06/64      78.31        11/12/90     319.48        06/09/93     445.78
  03/24/42      8.22        03/09/64      78.33        11/13/90     317.67        06/10/93     445.38
  03/25/42      8.16        03/10/64      78.59        11/14/90     320.40        06/11/93     447.26
  03/26/42      8.13        03/11/64      78.95        11/15/90     317.02        06/14/93     447.71
  03/27/42      8.05        03/12/64      79.08        11/16/90     317.12        06/15/93     446.27
  03/30/42      8.06        03/13/64      79.14        11/19/90     319.34        06/16/93     447.43
  03/31/42      8.01        03/16/64      79.14        11/20/90     315.31        06/17/93     448.54
  04/01/42      8.05        03/17/64      79.32        11/21/90     316.03        06/18/93     443.68
  04/02/42      8.11        03/18/64      79.38        11/23/90     315.10        06/21/93     446.22
  04/03/42      8.11        03/19/64      79.30        11/26/90     316.51        06/22/93     445.93
  04/06/42      8.20        03/20/64      78.92        11/27/90     318.10        06/23/93     443.19
  04/07/42      8.16        03/23/64      78.93        11/28/90     317.95        06/24/93     446.62
  04/08/42      8.12        03/24/64      78.79        11/29/90     316.42        06/25/93     447.60
  04/09/42      7.99        03/25/64      78.97        11/30/90     322.22        06/28/93     451.85
  04/10/42      7.98        03/26/64      79.19        12/03/90     324.10        06/29/93     450.68
  04/13/42      7.96        03/27/64      79.19        12/04/90     326.35        06/30/93     450.53
  04/14/42      7.83        03/30/64      79.14        12/05/90     329.92        07/01/93     449.02
  04/15/42      7.81        03/31/64      78.98        12/06/90     329.07        07/02/93     445.84
  04/16/42      7.82        04/01/64      79.24        12/07/90     327.75        07/06/93     441.43
  04/17/42      7.70        04/02/64      79.70        12/10/90     328.89        07/07/93     442.83
  04/20/42      7.79        04/03/64      79.94        12/11/90     326.44        07/08/93     448.64
  04/21/42      7.81        04/06/64      80.02        12/12/90     330.19        07/09/93     448.11
  04/22/42      7.79        04/07/64      79.74        12/13/90     329.34        07/12/93     448.98
  04/23/42      7.59        04/08/64      79.75        12/14/90     326.82        07/13/93     448.09
  04/24/42      7.55        04/09/64      79.70        12/17/90     326.02        07/14/93     450.08
  04/27/42      7.54        04/10/64      79.85        12/18/90     330.05        07/15/93     449.22
  04/28/42      7.47        04/13/64      79.77        12/19/90     330.20        07/16/93     445.75
  04/29/42      7.61        04/14/64      79.99        12/20/90     330.12        07/19/93     446.03
  04/30/42      7.66        04/15/64      80.09        12/21/90     331.75        07/20/93     447.31
  05/01/42      7.71        04/16/64      80.20        12/24/90     329.90        07/21/93     447.18
  05/04/42      7.77        04/17/64      80.55        12/26/90     330.85        07/22/93     444.51
  05/05/42      7.80        04/20/64      80.50        12/27/90     328.29        07/23/93     447.10
  05/06/42      7.79        04/21/64      80.54        12/28/90     328.72        07/26/93     449.09
  05/07/42      7.89        04/22/64      80.49        12/31/90     330.22        07/27/93     448.24
  05/08/42      7.89        04/23/64      80.38        01/02/91     326.45        07/28/93     447.19
  05/11/42      8.00        04/24/64      79.75        01/03/91     321.91        07/29/93     450.24
  05/12/42      7.94        04/27/64      79.35        01/04/91     321.00        07/30/93     448.13
  05/13/42      7.81        04/28/64      79.90        01/07/91     315.44        08/02/93     450.15
  05/14/42      7.79        04/29/64      79.70        01/08/91     314.90        08/03/93     449.27
  05/15/42      7.88        04/30/64      79.46        01/09/91     311.49        08/04/93     448.54
  05/18/42      7.94        05/01/64      80.17        01/10/91     314.53        08/05/93     448.13
  05/19/42      7.91        05/04/64      80.47        01/11/91     315.23        08/06/93     448.68
  05/20/42      7.89        05/05/64      80.88        01/14/91     312.49        08/09/93     450.72
  05/21/42      8.02        05/06/64      81.06        01/15/91     313.73        08/10/93     449.45
  05/22/42      8.01        05/07/64      81.15        01/16/91     316.17        08/11/93     450.46
  05/25/42      7.98        05/08/64      81.00        01/17/91     327.97        08/12/93     448.96
  05/26/42      8.00        05/11/64      80.90        01/18/91     332.23        08/13/93     450.14
  05/27/42      8.16        05/12/64      81.16        01/21/91     331.06        08/16/93     452.38
  05/28/42      8.18        05/13/64      80.97        01/22/91     328.31        08/17/93     453.13
  05/29/42      8.15        05/14/64      80.86        01/23/91     330.21        08/18/93     456.04
  06/01/42      8.19        05/15/64      81.10        01/24/91     334.78        08/19/93     456.43
  06/02/42      8.18        05/18/64      80.72        01/25/91     336.07        08/20/93     456.16
  06/03/42      8.24        05/19/64      80.30        01/28/91     336.03        08/23/93     455.23
  06/04/42      8.35        05/20/64      80.66        01/29/91     335.84        08/24/93     459.77
  06/05/42      8.37        05/21/64      80.70        01/30/91     340.91        08/25/93     460.13
  06/08/42      8.47        05/22/64      80.73        01/31/91     343.93        08/26/93     461.04
  06/09/42      8.39        05/25/64      80.56        02/01/91     343.05        08/27/93     460.54
  06/10/42      8.34        05/26/64      80.39        02/04/91     348.34        08/30/93     461.90
  06/11/42      8.37        05/27/64      80.26        02/05/91     351.26        08/31/93     463.56
  06/12/42      8.32        05/28/64      80.37        02/06/91     358.07        09/01/93     463.15
  06/15/42      8.38        05/29/64      80.37        02/07/91     356.52        09/02/93     461.30
  06/16/42      8.39        06/01/64      80.11        02/08/91     359.35        09/03/93     461.34
  06/17/42      8.53        06/02/64      79.70        02/11/91     368.58        09/07/93     458.52
  06/18/42      8.49        06/03/64      79.49        02/12/91     365.50        09/08/93     456.65
  06/19/42      8.40        06/04/64      78.67        02/13/91     369.02        09/09/93     457.50
  06/22/42      8.25        06/05/64      79.02        02/14/91     364.22        09/10/93     461.72
  06/23/42      8.25        06/08/64      78.64        02/15/91     369.06        09/13/93     462.06
  06/24/42      8.21        06/09/64      79.14        02/19/91     369.39        09/14/93     459.90
  06/25/42      8.22        06/10/64      79.44        02/20/91     365.14        09/15/93     461.60
  06/26/42      8.23        06/11/64      79.73        02/21/91     364.97        09/16/93     459.43
  06/29/42      8.28        06/12/64      79.60        02/22/91     365.65        09/17/93     458.83
  06/30/42      8.30        06/15/64      79.97        02/25/91     367.26        09/20/93     455.05
  07/01/42      8.23        06/16/64      80.40        02/26/91     362.81        09/21/93     452.95
  07/02/42      8.36        06/17/64      80.81        02/27/91     367.74        09/22/93     456.20
  07/03/42      8.44        06/18/64      80.79        02/28/91     367.07        09/23/93     457.74
  07/06/42      8.53        06/19/64      80.89        03/01/91     370.47        09/24/93     457.63
  07/07/42      8.51        06/22/64      81.11        03/04/91     369.33        09/27/93     461.80
  07/08/42      8.72        06/23/64      80.77        03/05/91     376.72        09/28/93     461.53
  07/09/42      8.81        06/24/64      81.06        03/06/91     376.17        09/29/93     460.11
  07/10/42      8.80        06/25/64      81.21        03/07/91     375.91        09/30/93     458.93
  07/13/42      8.73        06/26/64      81.46        03/08/91     374.95        10/01/93     461.28
  07/14/42      8.82        06/29/64      81.64        03/11/91     372.99        10/04/93     461.34
  07/15/42      8.83        06/30/64      81.69        03/12/91     370.03        10/05/93     461.20
  07/16/42      8.82        07/01/64      82.27        03/13/91     374.57        10/06/93     460.74
  07/17/42      8.72        07/02/64      82.60        03/14/91     373.50        10/07/93     459.18
  07/20/42      8.75        07/03/64      82.60        03/15/91     373.59        10/08/93     460.31
  07/21/42      8.77        07/06/64      82.98        03/18/91     372.11        10/11/93     460.88
  07/22/42      8.74        07/07/64      83.12        03/19/91     366.59        10/12/93     461.12
  07/23/42      8.62        07/08/64      83.12        03/20/91     367.92        10/13/93     461.49
  07/24/42      8.63        07/09/64      83.22        03/21/91     366.58        10/14/93     466.83
  07/27/42      8.63        07/10/64      83.36        03/22/91     367.48        10/15/93     469.50
  07/28/42      8.62        07/13/64      83.31        03/25/91     369.83        10/18/93     468.45
  07/29/42      8.48        07/14/64      83.06        03/26/91     376.30        10/19/93     466.21
  07/30/42      8.50        07/15/64      83.34        03/27/91     375.35        10/20/93     466.07
  07/31/42      8.56        07/16/64      83.64        03/28/91     375.22        10/21/93     465.36
  08/03/42      8.57        07/17/64      84.01        04/01/91     371.30        10/22/93     463.27
  08/04/42      8.55        07/20/64      83.74        04/02/91     379.50        10/25/93     464.20
  08/05/42      8.47        07/21/64      83.54        04/03/91     378.94        10/26/93     464.30
  08/06/42      8.46        07/22/64      83.52        04/04/91     379.77        10/27/93     464.61
  08/07/42      8.49        07/23/64      83.48        04/05/91     375.36        10/28/93     467.73
  08/10/42      8.48        07/24/64      83.46        04/08/91     378.66        10/29/93     467.83
  08/11/42      8.51        07/27/64      83.08        04/09/91     373.56        11/01/93     469.10
  08/12/42      8.51        07/28/64      82.85        04/10/91     373.15        11/02/93     468.44
  08/13/42      8.54        07/29/64      82.92        04/11/91     377.63        11/03/93     463.02
  08/14/42      8.58        07/30/64      83.09        04/12/91     380.40        11/04/93     457.49
  08/17/42      8.65        07/31/64      83.18        04/15/91     381.19        11/05/93     459.57
  08/18/42      8.73        08/03/64      83.00        04/16/91     387.62        11/08/93     460.21
  08/19/42      8.72        08/04/64      81.96        04/17/91     390.45        11/09/93     460.33
  08/20/42      8.69        08/05/64      82.09        04/18/91     388.46        11/10/93     463.72
  08/21/42      8.71        08/06/64      81.34        04/19/91     384.20        11/11/93     462.64
  08/24/42      8.73        08/07/64      81.86        04/22/91     380.95        11/12/93     465.39
  08/25/42      8.65        08/10/64      81.78        04/23/91     381.76        11/15/93     463.75
  08/26/42      8.54        08/11/64      81.76        04/24/91     382.76        11/16/93     466.74
  08/27/42      8.59        08/12/64      82.17        04/25/91     379.25        11/17/93     464.81
  08/28/42      8.61        08/13/64      82.41        04/26/91     379.02        11/18/93     463.62
  08/31/42      8.62        08/14/64      82.35        04/29/91     373.66        11/19/93     462.60
  09/01/42      8.62        08/17/64      82.36        04/30/91     375.34        11/22/93     459.13
  09/02/42      8.63        08/18/64      82.40        05/01/91     380.29        11/23/93     461.03
  09/03/42      8.62        08/19/64      82.32        05/02/91     380.52        11/24/93     462.36
  09/04/42      8.61        08/20/64      81.94        05/03/91     380.80        11/26/93     463.06
  09/08/42      8.68        08/21/64      82.07        05/06/91     380.08        11/29/93     461.90
  09/09/42      8.64        08/24/64      81.91        05/07/91     377.32        11/30/93     461.79
  09/10/42      8.58        08/25/64      81.44        05/08/91     378.51        12/01/93     461.89
  09/11/42      8.54        08/26/64      81.32        05/09/91     383.25        12/02/93     463.11
  09/14/42      8.55        08/27/64      81.70        05/10/91     375.74        12/03/93     464.89
  09/15/42      8.59        08/28/64      81.99        05/13/91     376.76        12/06/93     466.43
  09/16/42      8.60        08/31/64      81.83        05/14/91     371.62        12/07/93     466.76
  09/17/42      8.59        09/01/64      82.18        05/15/91     368.57        12/08/93     466.29
  09/18/42      8.66        09/02/64      82.31        05/16/91     372.19        12/09/93     464.18
  09/21/42      8.65        09/03/64      82.56        05/17/91     372.39        12/10/93     463.93
  09/22/42      8.68        09/04/64      82.76        05/20/91     372.28        12/13/93     465.70
  09/23/42      8.75        09/08/64      82.87        05/21/91     375.35        12/14/93     463.06
  09/24/42      8.86        09/09/64      83.05        05/22/91     376.19        12/15/93     461.84
  09/25/42      8.90        09/10/64      83.10        05/23/91     374.96        12/16/93     463.34
  09/28/42      8.89        09/11/64      83.45        05/24/91     377.49        12/17/93     466.38
  09/29/42      8.85        09/14/64      83.22        05/28/91     381.94        12/20/93     465.85
  09/30/42      8.85        09/15/64      83.00        05/29/91     382.79        12/21/93     465.30
  10/01/42      8.92        09/16/64      83.24        05/30/91     386.96        12/22/93     467.32
  10/02/42      9.05        09/17/64      83.79        05/31/91     389.83        12/23/93     467.38
  10/05/42      9.13        09/18/64      83.48        06/03/91     388.06        12/27/93     470.54
  10/06/42      9.13        09/21/64      83.86        06/04/91     387.74        12/28/93     470.94
  10/07/42      9.17        09/22/64      83.89        06/05/91     385.09        12/29/93     470.58
  10/08/42      9.30        09/23/64      83.91        06/06/91     383.63        12/30/93     468.64
  10/09/42      9.34        09/24/64      84.00        06/07/91     379.43        12/31/93     466.45
  10/13/42      9.45        09/25/64      84.21        06/10/91     378.57        01/03/94     465.44
  10/14/42      9.43        09/28/64      84.28        06/11/91     381.05        01/04/94     466.89
  10/15/42      9.31        09/29/64      84.24        06/12/91     376.65        01/05/94     467.55
  10/16/42      9.35        09/30/64      84.18        06/13/91     377.63        01/06/94     467.12
  10/19/42      9.35        10/01/64      84.08        06/14/91     382.29        01/07/94     469.90
  10/20/42      9.47        10/02/64      84.36        06/17/91     380.13        01/10/94     475.27
  10/21/42      9.46        10/05/64      84.74        06/18/91     378.59        01/11/94     474.13
  10/22/42      9.46        10/06/64      84.79        06/19/91     375.09        01/12/94     474.17
  10/23/42      9.43        10/07/64      84.80        06/20/91     375.42        01/13/94     472.47
  10/26/42      9.48        10/08/64      85.04        06/21/91     377.75        01/14/94     474.91
  10/27/42      9.39        10/09/64      85.22        06/24/91     370.94        01/17/94     473.25
  10/28/42      9.31        10/12/64      85.24        06/25/91     370.65        01/18/94     474.25
  10/29/42      9.30        10/13/64      84.96        06/26/91     371.59        01/19/94     474.30
  10/30/42      9.36        10/14/64      84.79        06/27/91     374.40        01/20/94     474.98
  11/02/42      9.48        10/15/64      84.25        06/28/91     371.16        01/21/94     474.72
  11/04/42      9.44        10/16/64      84.83        07/01/91     377.92        01/24/94     471.97
  11/05/42      9.46        10/19/64      84.93        07/02/91     377.47        01/25/94     470.92
  11/06/42      9.58        10/20/64      85.18        07/03/91     373.33        01/26/94     473.20
  11/09/42      9.69        10/21/64      85.10        07/05/91     374.08        01/27/94     477.05
  11/10/42      9.61        10/22/64      84.94        07/08/91     377.94        01/28/94     478.70
  11/12/42      9.63        10/23/64      85.14        07/09/91     376.11        01/31/94     481.61
  11/13/42      9.57        10/26/64      85.00        07/10/91     375.74        02/01/94     479.62
  11/16/42      9.48        10/27/64      85.00        07/11/91     376.97        02/02/94     482.00
  11/17/42      9.36        10/28/64      84.69        07/12/91     380.25        02/03/94     480.71
  11/18/42      9.40        10/29/64      84.73        07/15/91     382.39        02/04/94     469.81
  11/19/42      9.39        10/30/64      84.86        07/16/91     381.54        02/07/94     471.76
  11/20/42      9.48        11/02/64      85.18        07/17/91     381.18        02/08/94     471.05
  11/23/42      9.37        11/04/64      85.14        07/18/91     385.37        02/09/94     472.77
  11/24/42      9.35        11/05/64      85.16        07/19/91     384.22        02/10/94     468.93
  11/25/42      9.31        11/06/64      85.23        07/22/91     382.88        02/11/94     470.18
  11/27/42      9.34        11/09/64      85.19        07/23/91     379.42        02/14/94     470.23
  11/30/42      9.29        11/10/64      84.84        07/24/91     378.64        02/15/94     472.52
  12/01/42      9.28        11/11/64      85.08        07/25/91     380.96        02/16/94     472.79
  12/02/42      9.31        11/12/64      85.19        07/26/91     380.93        02/17/94     470.34
  12/03/42      9.34        11/13/64      85.21        07/29/91     383.15        02/18/94     467.69
  12/04/42      9.34        11/16/64      85.65        07/30/91     386.69        02/22/94     471.46
  12/07/42      9.30        11/17/64      86.03        07/31/91     387.81        02/23/94     470.69
  12/08/42      9.36        11/18/64      86.22        08/01/91     387.12        02/24/94     464.26
  12/09/42      9.36        11/19/64      86.18        08/02/91     387.18        02/25/94     466.07
  12/10/42      9.37        11/20/64      86.28        08/05/91     385.06        02/28/94     467.14
  12/11/42      9.37        11/23/64      86.00        08/06/91     390.62        03/01/94     464.44
  12/14/42      9.42        11/24/64      85.73        08/07/91     390.56        03/02/94     464.81
  12/15/42      9.44        11/25/64      85.44        08/08/91     389.32        03/03/94     463.01
  12/16/42      9.52        11/27/64      85.16        08/09/91     387.12        03/04/94     464.74
  12/17/42      9.69        11/30/64      84.42        08/12/91     388.02        03/07/94     466.91
  12/18/42      9.68        12/01/64      83.55        08/13/91     389.62        03/08/94     465.88
  12/21/42      9.68        12/02/64      83.79        08/14/91     389.90        03/09/94     467.06
  12/22/42      9.67        12/03/64      84.18        08/15/91     389.33        03/10/94     463.90
  12/23/42      9.70        12/04/64      84.35        08/16/91     385.58        03/11/94     466.44
  12/24/42      9.74        12/07/64      84.33        08/19/91     376.47        03/14/94     467.39
  12/28/42      9.65        12/08/64      84.00        08/20/91     379.43        03/15/94     467.01
  12/29/42      9.65        12/09/64      83.46        08/21/91     390.59        03/16/94     469.42
  12/30/42      9.76        12/10/64      83.45        08/22/91     391.33        03/17/94     470.90
  12/31/42      9.77        12/11/64      83.66        08/23/91     394.17        03/18/94     471.06
  01/01/43      9.77        12/14/64      83.45        08/26/91     393.85        03/21/94     468.54
  01/04/43      9.92        12/15/64      83.22        08/27/91     393.06        03/22/94     468.80
  01/05/43      9.90        12/16/64      83.55        08/28/91     396.64        03/23/94     468.54
  01/06/43      9.89        12/17/64      83.90        08/29/91     396.47        03/24/94     464.35
  01/07/43      9.91        12/18/64      84.29        08/30/91     395.43        03/25/94     460.58
  01/08/43      9.92        12/21/64      84.38        09/03/91     392.15        03/28/94     460.00
  01/11/43      9.96        12/22/64      84.33        09/04/91     389.97        03/29/94     452.48
  01/12/43      9.93        12/23/64      84.15        09/05/91     389.14        03/30/94     445.55
  01/13/43      9.95        12/24/64      84.15        09/06/91     389.10        03/31/94     445.77
  01/14/43      10.01       12/25/64      84.15        09/09/91     388.57        04/04/94     438.92
  01/15/43      10.09       12/28/64      84.07        09/10/91     384.56        04/05/94     448.29
  01/18/43      10.12       12/29/64      83.81        09/11/91     385.09        04/06/94     448.05
  01/19/43      10.02       12/30/64      84.30        09/12/91     387.34        04/07/94     450.88
  01/20/43      10.03       12/31/64      84.75        09/13/91     383.59        04/08/94     447.10
  01/21/43      10.18       01/01/65      84.75        09/16/91     385.78        04/11/94     449.87
  01/22/43      10.17       01/04/65      84.23        09/17/91     385.50        04/12/94     447.57
  01/25/43      10.30       01/05/65      84.63        09/18/91     386.94        04/13/94     446.26
  01/26/43      10.35       01/06/65      84.89        09/19/91     387.56        04/14/94     446.38
  01/27/43      10.34       01/07/65      85.26        09/20/91     387.92        04/15/94     446.18
  01/28/43      10.35       01/08/65      85.37        09/23/91     385.92        04/18/94     442.46
  01/29/43      10.44       01/11/65      85.40        09/24/91     387.71        04/19/94     442.54
  02/01/43      10.52       01/12/65      85.61        09/25/91     386.88        04/20/94     441.96
  02/02/43      10.52       01/13/65      85.84        09/26/91     386.49        04/21/94     448.73
  02/03/43      10.44       01/14/65      85.84        09/27/91     385.90        04/22/94     447.63
  02/04/43      10.43       01/15/65      86.21        09/30/91     387.86        04/25/94     452.71
  02/05/43      10.51       01/18/65      86.49        10/01/91     389.20        04/26/94     451.87
  02/08/43      10.50       01/19/65      86.63        10/02/91     388.26        04/28/94     449.10
  02/09/43      10.58       01/20/65      86.60        10/03/91     384.47        04/29/94     450.91
  02/10/43      10.65       01/21/65      86.52        10/04/91     381.25        05/02/94     453.02
  02/11/43      10.67       01/22/65      86.74        10/07/91     379.50        05/03/94     453.03
  02/12/43      10.67       01/25/65      86.86        10/08/91     380.67        05/04/94     451.72
  02/15/43      10.81       01/26/65      86.94        10/09/91     376.80        05/05/94     451.38
  02/16/43      10.79       01/27/65      87.23        10/10/91     380.55        05/06/94     447.82
  02/17/43      10.81       01/28/65      87.48        10/11/91     381.45        05/09/94     442.32
  02/18/43      10.66       01/29/65      87.56        10/14/91     386.47        05/10/94     446.01
  02/19/43      10.64       02/01/65      87.58        10/15/91     391.01        05/11/94     441.49
  02/23/43      10.84       02/02/65      87.55        10/16/91     392.80        05/12/94     443.75
  02/24/43      10.90       02/03/65      87.63        10/17/91     391.92        05/13/94     444.14
  02/25/43      10.97       02/04/65      87.57        10/18/91     392.50        05/16/94     444.49
  02/26/43      10.97       02/05/65      87.29        10/21/91     390.02        05/17/94     449.37
  03/01/43      10.92       02/08/65      86.95        10/22/91     387.83        05/18/94     453.69
  03/02/43      10.84       02/09/65      87.24        10/23/91     387.94        05/19/94     456.48
  03/03/43      10.98       02/10/65      86.46        10/24/91     385.07        05/20/94     454.92
  03/04/43      11.00       02/11/65      85.54        10/25/91     384.20        05/23/94     453.20
  03/05/43      11.05       02/12/65      86.17        10/28/91     389.52        05/24/94     454.81
  03/08/43      11.01       02/15/65      86.07        10/29/91     391.48        05/25/94     456.34
  03/09/43      10.95       02/16/65      85.67        10/30/91     392.96        05/26/94     457.06
  03/10/43      10.90       02/17/65      85.77        10/31/91     392.45        05/27/94     457.33
  03/11/43      11.01       02/18/65      86.05        11/01/91     391.32        05/31/94     456.51
  03/12/43      11.05       02/19/65      86.21        11/04/91     390.28        06/01/94     457.63
  03/15/43      11.04       02/23/65      86.64        11/05/91     388.71        06/02/94     457.65
  03/16/43      11.01       02/24/65      87.17        11/06/91     389.97        06/03/94     460.13
  03/17/43      10.93       02/25/65      87.20        11/07/91     393.72        06/06/94     458.88
  03/18/43      10.91       02/26/65      87.43        11/08/91     392.89        06/07/94     458.21
  03/19/43      10.88       03/01/65      87.25        11/11/91     393.12        06/08/94     457.06
  03/22/43      10.92       03/02/65      87.40        11/12/91     396.74        06/09/94     457.86
  03/23/43      10.95       03/03/65      87.26        11/13/91     397.41        06/10/94     458.67
  03/24/43      10.98       03/04/65      86.98        11/14/91     397.15        06/13/94     459.10
  03/25/43      11.21       03/05/65      86.80        11/15/91     382.62        06/14/94     462.37
  03/26/43      11.30       03/08/65      86.83        11/18/91     385.24        06/15/94     460.61
  03/29/43      11.49       03/09/65      86.69        11/19/91     379.42        06/16/94     461.93
  03/30/43      11.59       03/10/65      86.54        11/20/91     378.53        06/17/94     458.45
  03/31/43      11.58       03/11/65      86.90        11/21/91     380.06        06/20/94     455.48
  04/01/43      11.59       03/12/65      87.21        11/22/91     376.14        06/21/94     451.34
  04/02/43      11.56       03/15/65      87.24        11/25/91     375.34        06/22/94     453.09
  04/05/43      11.59       03/16/65      87.13        11/26/91     377.96        06/23/94     449.63
  04/06/43      11.76       03/17/65      87.02        11/27/91     376.55        06/24/94     442.80
  04/07/43      11.70       03/18/65      86.81        11/29/91     375.22        06/27/94     447.31
  04/08/43      11.60       03/19/65      86.84        12/02/91     381.40        06/28/94     446.07
  04/09/43      11.14       03/22/65      86.83        12/03/91     380.96        06/29/94     447.63
  04/12/43      11.15       03/23/65      86.93        12/04/91     380.07        06/30/94     444.27
  04/13/43      11.14       03/24/65      87.09        12/05/91     377.39        07/01/94     446.20
  04/14/43      11.28       03/25/65      86.84        12/06/91     379.10        07/05/94     446.37
  04/15/43      11.36       03/26/65      86.20        12/09/91     378.26        07/06/94     446.13
  04/16/43      11.33       03/29/65      86.03        12/10/91     377.90        07/07/94     448.38
  04/19/43      11.38       03/30/65      86.20        12/11/91     377.70        07/08/94     449.55
  04/20/43      11.34       03/31/65      86.16        12/12/91     381.55        07/11/94     448.06
  04/21/43      11.45       04/01/65      86.32        12/13/91     384.47        07/12/94     447.95
  04/22/43      11.48       04/02/65      86.53        12/16/91     384.46        07/13/94     448.73
  04/23/43      11.48       04/05/65      86.53        12/17/91     382.74        07/14/94     453.41
  04/26/43      11.48       04/06/65      86.50        12/18/91     383.48        07/15/94     454.16
  04/27/43      11.48       04/07/65      86.55        12/19/91     382.52        07/18/94     455.22
  04/28/43      11.48       04/08/65      87.04        12/20/91     387.04        07/19/94     453.86
  04/29/43      11.59       04/09/65      87.56        12/23/91     396.82        07/20/94     451.60
  04/30/43      11.59       04/12/65      87.94        12/24/91     399.33        07/21/94     452.61
  05/03/43      11.82       04/13/65      88.04        12/26/91     404.84        07/22/94     453.11
  05/04/43      11.86       04/14/65      88.24        12/27/91     406.46        07/25/94     454.25
  05/05/43      11.93       04/15/65      88.15        12/30/91     415.14        07/26/94     453.36
  05/06/43      11.97       04/16/65      88.15        12/31/91     417.09        07/27/94     452.57
  05/07/43      11.81       04/19/65      88.51        01/02/92     417.26        07/28/94     454.24
  05/10/43      11.97       04/20/65      88.46        01/03/92     419.34        07/29/94     458.26
  05/11/43      11.93       04/21/65      88.30        01/06/92     417.96        08/01/94     461.01
  05/12/43      11.88       04/22/65      88.78        01/07/92     417.40        08/02/94     460.56
  05/13/43      11.92       04/23/65      88.88        01/08/92     418.10        08/03/94     461.46
  05/14/43      11.70       04/26/65      88.89        01/09/92     417.61        08/04/94     458.40
  05/17/43      11.72       04/27/65      89.04        01/10/92     415.10        08/05/94     457.09
  05/18/43      11.81       04/28/65      89.00        01/13/92     414.34        08/08/94     457.89
  05/19/43      11.93       04/29/65      88.93        01/14/92     420.44        08/09/94     457.92
  05/20/43      11.90       04/30/65      89.11        01/15/92     420.77        08/10/94     460.30
  05/21/43      11.90       05/03/65      89.23        01/16/92     418.21        08/11/94     458.88
  05/24/43      11.87       05/04/65      89.51        01/17/92     418.86        08/12/94     461.95
  05/25/43      11.90       05/05/65      89.71        01/20/92     416.36        08/15/94     461.23
  05/26/43      11.99       05/06/65      89.92        01/21/92     412.64        08/16/94     465.01
  05/27/43      12.02       05/07/65      89.85        01/22/92     418.13        08/17/94     465.17
  05/28/43      12.05       05/10/65      89.66        01/23/92     414.96        08/18/94     463.17
  05/31/43      12.05       05/11/65      89.55        01/24/92     415.48        08/19/94     463.68
  06/01/43      12.18       05/12/65      89.94        01/27/92     414.99        08/22/94     462.31
  06/02/43      12.19       05/13/65      90.27        01/28/92     414.96        08/23/94     464.51
  06/03/43      12.24       05/14/65      90.10        01/29/92     410.34        08/24/94     469.03
  06/04/43      12.18       05/17/65      89.54        01/30/92     411.62        08/25/94     468.08
  06/07/43      12.15       05/18/65      89.46        01/31/92     408.79        08/26/94     473.80
  06/08/43      12.08       05/19/65      89.67        02/03/92     409.53        08/29/94     474.59
  06/09/43      12.12       05/20/65      89.18        02/04/92     413.85        08/30/94     476.07
  06/10/43      12.14       05/21/65      88.75        02/05/92     413.84        08/31/94     475.50
  06/11/43      12.08       05/24/65      88.09        02/06/92     413.82        09/01/94     473.17
  06/14/43      11.88       05/25/65      88.60        02/07/92     411.09        09/02/94     470.99
  06/15/43      11.93       05/26/65      88.30        02/10/92     413.77        09/06/94     471.86
  06/16/43      11.95       05/27/65      87.84        02/11/92     413.76        09/07/94     470.99
  06/17/43      11.97       05/28/65      88.42        02/12/92     417.13        09/08/94     473.14
  06/18/43      11.96       05/31/65      88.42        02/13/92     413.69        09/09/94     468.18
  06/21/43      11.90       06/01/65      87.72        02/14/92     412.48        09/12/94     466.21
  06/22/43      11.92       06/02/65      87.09        02/18/92     407.38        09/13/94     467.52
  06/23/43      11.89       06/03/65      86.90        02/19/92     408.26        09/14/94     468.80
  06/24/43      11.95       06/04/65      87.11        02/20/92     413.90        09/15/94     474.81
  06/25/43      12.21       06/07/65      86.88        02/21/92     411.46        09/16/94     471.19
  06/28/43      12.32       06/08/65      85.93        02/24/92     412.27        09/19/94     470.85
  06/29/43      12.28       06/09/65      85.04        02/25/92     410.45        09/20/94     463.36
  06/30/43      12.35       06/10/65      84.73        02/26/92     415.35        09/21/94     461.46
  07/01/43      12.36       06/11/65      85.12        02/27/92     413.86        09/22/94     461.27
  07/02/43      12.35       06/14/65      84.01        02/28/92     412.70        09/23/94     459.67
  07/06/43      12.37       06/15/65      84.49        03/02/92     412.45        09/26/94     460.82
  07/07/43      12.35       06/16/65      85.20        03/03/92     412.85        09/27/94     462.05
  07/08/43      12.36       06/17/65      85.74        03/04/92     409.33        09/28/94     464.81
  07/09/43      12.41       06/18/65      85.34        03/05/92     406.51        09/29/94     462.24
  07/12/43      12.49       06/21/65      85.05        03/06/92     404.44        09/30/94     462.71
  07/13/43      12.57       06/22/65      85.21        03/09/92     405.21        10/03/94     461.74
  07/14/43      12.64       06/23/65      84.67        03/10/92     406.89        10/04/94     454.59
  07/15/43      12.57       06/24/65      83.56        03/11/92     404.03        10/05/94     453.52
  07/16/43      12.54       06/25/65      83.06        03/12/92     403.89        10/06/94     452.36
  07/19/43      12.55       06/28/65      81.60        03/13/92     405.84        10/07/94     455.10
  07/20/43      12.47       06/29/65      82.41        03/16/92     406.39        10/10/94     459.04
  07/21/43      12.50       06/30/65      84.12        03/17/92     409.58        10/11/94     465.79
  07/22/43      12.50       07/01/65      84.48        03/18/92     409.15        10/12/94     465.47
  07/23/43      12.51       07/02/65      85.16        03/19/92     409.80        10/13/94     467.79
  07/26/43      12.31       07/06/65      84.99        03/20/92     411.30        10/14/94     469.10
  07/27/43      11.92       07/07/65      84.67        03/23/92     409.91        10/17/94     468.96
  07/28/43      11.88       07/08/65      85.39        03/24/92     408.88        10/18/94     467.66
  07/29/43      12.08       07/09/65      85.71        03/25/92     407.52        10/19/94     470.28
  07/30/43      11.85       07/12/65      85.69        03/26/92     407.86        10/20/94     466.85
  08/02/43      11.47       07/13/65      85.59        03/27/92     403.50        10/21/94     464.89
  08/03/43      11.72       07/14/65      85.87        03/30/92     403.00        10/24/94     460.83
  08/04/43      11.79       07/15/65      85.72        03/31/92     403.69        10/25/94     461.52
  08/05/43      11.75       07/16/65      85.69        04/01/92     404.23        10/26/94     462.61
  08/06/43      11.63       07/19/65      85.63        04/02/92     400.50        10/27/94     465.85
  08/09/43      11.60       07/20/65      84.55        04/03/92     401.55        10/28/94     473.77
  08/10/43      11.71       07/21/65      84.07        04/06/92     405.59        10/31/94     472.35
  08/11/43      11.80       07/22/65      83.85        04/07/92     398.06        11/01/94     468.42
  08/12/43      11.73       07/23/65      84.07        04/08/92     394.50        11/02/94     466.51
  08/13/43      11.84       07/26/65      84.05        04/09/92     400.64        11/03/94     467.91
  08/16/43      11.81       07/27/65      83.87        04/10/92     404.29        11/04/94     462.28
  08/17/43      11.88       07/28/65      84.03        04/13/92     406.08        11/07/94     463.06
  08/18/43      11.92       07/29/65      84.68        04/14/92     412.39        11/08/94     465.65
  08/19/43      11.91       07/30/65      85.25        04/15/92     416.28        11/09/94     465.42
  08/20/43      11.81       08/02/65      85.42        04/16/92     416.04        11/10/94     464.35
  08/23/43      11.60       08/03/65      85.46        04/20/92     410.18        11/11/94     462.35
  08/24/43      11.69       08/04/65      85.79        04/21/92     410.26        11/14/94     466.04
  08/25/43      11.71       08/05/65      85.79        04/22/92     409.81        11/15/94     465.03
  08/26/43      11.75       08/06/65      86.07        04/23/92     411.60        11/16/94     465.62
  08/27/43      11.67       08/09/65      85.86        04/24/92     409.02        11/17/94     463.57
  08/30/43      11.67       08/10/65      85.87        04/27/92     408.45        11/18/94     461.47
  08/31/43      11.80       08/11/65      86.13        04/28/92     409.11        11/21/94     458.29
  09/01/43      11.84       08/12/65      86.38        04/29/92     412.02        11/22/94     450.08
  09/02/43      11.84       08/13/65      86.77        04/30/92     414.95        11/23/94     449.93
  09/03/43      11.82       08/16/65      86.87        05/01/92     412.53        11/25/94     452.29
  09/07/43      11.85       08/17/65      87.04        05/04/92     416.91        11/28/94     454.16
  09/08/43      11.78       08/18/65      86.99        05/05/92     416.84        11/29/94     455.17
  09/09/43      11.91       08/19/65      86.79        05/06/92     416.79        11/30/94     453.69
  09/10/43      11.93       08/20/65      86.69        05/07/92     415.85        12/01/94     448.92
  09/13/43      11.91       08/23/65      86.56        05/08/92     416.05        12/02/94     453.30
  09/14/43      11.89       08/24/65      86.71        05/11/92     418.49        12/05/94     453.33
  09/15/43      11.91       08/25/65      86.81        05/12/92     416.29        12/06/94     453.11
  09/16/43      11.98       08/26/65      87.14        05/13/92     416.45        12/07/94     451.23
  09/17/43      12.10       08/27/65      87.20        05/14/92     413.14        12/08/94     445.45
  09/20/43      12.23       08/30/65      87.21        05/15/92     410.09        12/09/94     446.97
  09/21/43      12.24       08/31/65      87.17        05/18/92     412.81        12/12/94     449.47
  09/22/43      12.21       09/01/65      87.17        05/19/92     416.37        12/13/94     450.15
  09/23/43      12.10       09/02/65      87.65        05/20/92     415.39        12/14/94     454.97
  09/24/43      12.10       09/03/65      88.06        05/21/92     412.60        12/15/94     455.35
  09/27/43      12.00       09/07/65      88.36        05/22/92     414.02        12/16/94     458.80
  09/28/43      11.98       09/08/65      88.66        05/26/92     411.41        12/19/94     457.91
  09/29/43      12.01       09/09/65      88.89        05/27/92     412.17        12/20/94     457.10
  09/30/43      12.08       09/10/65      89.12        05/28/92     416.74        12/21/94     459.61
  10/01/43      12.09       09/13/65      89.38        05/29/92     415.35        12/22/94     459.68
  10/04/43      12.02       09/14/65      89.03        06/01/92     417.30        12/23/94     459.83
  10/05/43      11.97       09/15/65      89.52        06/02/92     413.50        12/27/94     462.47
  10/06/43      11.83       09/16/65      90.02        06/03/92     414.59        12/28/94     460.86
  10/07/43      11.67       09/17/65      90.05        06/04/92     413.26        12/29/94     461.17
  10/08/43      11.72       09/20/65      90.08        06/05/92     413.48        12/30/94     459.27
  10/11/43      11.70       09/21/65      89.81        06/08/92     413.36        01/03/95     459.11
  10/13/43      11.70       09/22/65      90.22        06/09/92     410.06        01/04/95     460.71
  10/14/43      11.75       09/23/65      89.86        06/10/92     407.25        01/05/95     460.34
  10/15/43      11.83       09/24/65      90.02        06/11/92     409.05        01/06/95     460.68
  10/18/43      11.85       09/27/65      90.65        06/12/92     409.76        01/09/95     460.83
  10/19/43      11.91       09/28/65      90.43        06/15/92     410.29        01/10/95     461.68
  10/20/43      11.95       09/29/65      90.02        06/16/92     408.32        01/11/95     461.67
  10/21/43      11.84       09/30/65      89.96        06/17/92     402.26        01/12/95     461.64
  10/22/43      11.89       10/01/65      89.90        06/18/92     400.96        01/13/95     465.97
  10/25/43      11.88       10/04/65      90.08        06/19/92     403.67        01/16/95     469.38
  10/26/43      11.92       10/05/65      90.63        06/22/92     403.40        01/17/95     470.05
  10/27/43      11.99       10/06/65      90.54        06/23/92     404.04        01/18/95     469.71
  10/28/43      11.96       10/07/65      90.47        06/24/92     403.83        01/19/95     466.95
  10/29/43      11.91       10/08/65      90.85        06/25/92     403.12        01/20/95     464.78
  11/01/43      11.92       10/11/65      91.37        06/26/92     403.45        01/23/95     465.82
  11/03/43      11.78       10/12/65      91.35        06/29/92     408.94        01/24/95     465.86
  11/04/43      11.68       10/13/65      91.34        06/30/92     408.14        01/25/95     467.44
  11/05/43      11.59       10/14/65      91.19        07/01/92     412.88        01/26/95     468.32
  11/08/43      11.26       10/15/65      91.38        07/02/92     411.77        01/27/95     470.39
  11/09/43      11.30       10/18/65      91.68        07/06/92     413.84        01/30/95     468.51
  11/10/43      11.41       10/19/65      91.80        07/07/92     409.16        01/31/95     470.42
  11/12/43      11.29       10/20/65      91.78        07/08/92     410.28        02/01/95     470.40
  11/15/43      11.25       10/21/65      91.94        07/09/92     414.23        02/02/95     472.79
  11/16/43      11.20       10/22/65      91.98        07/10/92     414.62        02/03/95     478.65
  11/17/43      11.13       10/25/65      91.67        07/13/92     414.87        02/06/95     481.14
  11/18/43      11.16       10/26/65      92.20        07/14/92     417.68        02/07/95     480.81
  11/19/43      11.30       10/27/65      92.51        07/15/92     417.10        02/08/95     481.19
  11/22/43      11.34       10/28/65      92.21        07/16/92     417.54        02/09/95     480.19
  11/23/43      11.30       10/29/65      92.42        07/17/92     415.62        02/10/95     481.46
  11/24/43      11.24       11/01/65      92.23        07/20/92     413.75        02/13/95     481.65
  11/26/43      11.15       11/03/65      92.31        07/21/92     413.76        02/14/95     482.55
  11/29/43      10.99       11/04/65      92.46        07/22/92     410.93        02/15/95     484.54
  11/30/43      11.02       11/05/65      92.37        07/23/92     412.08        02/16/95     485.22
  12/01/43      11.13       11/08/65      92.23        07/24/92     411.60        02/17/95     481.97
  12/02/43      11.22       11/09/65      91.93        07/27/92     411.54        02/21/95     482.72
  12/03/43      11.23       11/10/65      91.83        07/28/92     417.52        02/22/95     485.07
  12/06/43      11.28       11/11/65      92.11        07/29/92     422.23        02/23/95     486.91
  12/07/43      11.38       11/12/65      92.55        07/30/92     423.92        02/24/95     488.26
  12/08/43      11.50       11/15/65      92.63        07/31/92     424.22        02/27/95     483.81
  12/09/43      11.43       11/16/65      92.41        08/03/92     425.09        02/28/95     487.39
  12/10/43      11.49       11/17/65      92.60        08/04/92     424.36        03/01/95     485.65
  12/13/43      11.48       11/18/65      92.22        08/05/92     422.19        03/02/95     485.13
  12/14/43      11.45       11/19/65      92.24        08/06/92     420.59        03/03/95     485.42
  12/15/43      11.44       11/22/65      91.64        08/07/92     418.88        03/06/95     485.63
  12/16/43      11.50       11/23/65      91.78        08/10/92     419.42        03/07/95     482.12
  12/17/43      11.56       11/24/65      91.94        08/11/92     418.90        03/08/95     483.14
  12/20/43      11.64       11/26/65      92.03        08/12/92     417.78        03/09/95     483.16
  12/21/43      11.61       11/29/65      91.80        08/13/92     417.73        03/10/95     489.57
  12/22/43      11.60       11/30/65      91.61        08/14/92     419.91        03/13/95     490.05
  12/23/43      11.59       12/01/65      91.50        08/17/92     420.74        03/14/95     492.89
  12/24/43      11.61       12/02/65      91.21        08/18/92     421.34        03/15/95     491.88
  12/27/43      11.59       12/03/65      91.27        08/19/92     418.19        03/16/95     495.41
  12/28/43      11.48       12/06/65      90.59        08/20/92     418.26        03/17/95     495.52
  12/29/43      11.48       12/07/65      91.39        08/21/92     414.85        03/20/95     496.14
  12/30/43      11.69       12/08/65      91.28        08/24/92     410.72        03/21/95     495.07
  12/31/43      11.67       12/09/65      91.56        08/25/92     411.61        03/22/95     495.67
  01/03/44      11.66       12/10/65      91.80        08/26/92     413.51        03/23/95     495.95
  01/04/44      11.81       12/13/65      91.83        08/27/92     413.54        03/24/95     500.97
  01/05/44      11.94       12/14/65      91.88        08/28/92     414.84        03/27/95     503.20
  01/06/44      11.89       12/15/65      92.02        08/31/92     414.03        03/28/95     503.90
  01/07/44      11.87       12/16/65      92.12        09/01/92     416.07        03/29/95     503.12
  01/10/44      11.85       12/17/65      92.08        09/02/92     417.98        03/30/95     502.22
  01/11/44      11.92       12/20/65      91.65        09/03/92     417.98        03/31/95     500.71
  01/12/44      11.84       12/21/65      92.01        09/04/92     417.08        04/03/95     501.85
  01/13/44      11.81       12/22/65      92.29        09/08/92     414.44        04/04/95     505.24
  01/14/44      11.86       12/23/65      92.19        09/09/92     416.36        04/05/95     505.57
  01/17/44      11.90       12/24/65      92.19        09/10/92     419.95        04/06/95     506.08
  01/18/44      11.87       12/27/65      91.52        09/11/92     419.58        04/07/95     506.42
  01/19/44      11.88       12/28/65      91.53        09/14/92     425.27        04/10/95     507.01
  01/20/44      11.88       12/29/65      91.81        09/15/92     419.77        04/11/95     505.53
  01/21/44      11.90       12/30/65      92.20        09/16/92     419.92        04/12/95     507.17
  01/24/44      11.89       12/31/65      92.43        09/17/92     419.93        04/13/95     509.23
  01/25/44      11.88       01/03/66      92.18        09/18/92     422.93        04/17/95     506.13
  01/26/44      11.76       01/04/66      92.26        09/21/92     422.14        04/18/95     505.37
  01/27/44      11.74       01/05/66      92.85        09/22/92     417.14        04/19/95     504.92
  01/28/44      11.81       01/06/66      93.06        09/23/92     417.44        04/20/95     505.29
  01/31/44      11.85       01/07/66      93.14        09/24/92     418.47        04/21/95     508.49
  02/01/44      11.83       01/10/66      93.33        09/25/92     414.35        04/24/95     512.89
  02/02/44      11.80       01/11/66      93.41        09/28/92     416.62        04/25/95     512.15
  02/03/44      11.70       01/12/66      93.19        09/29/92     416.80        04/26/95     512.66
  02/04/44      11.60       01/13/66      93.36        09/30/92     417.80        04/27/95     513.55
  02/07/44      11.56       01/14/66      93.50        10/01/92     416.29        04/28/95     514.71
  02/08/44      11.67       01/17/66      93.77        10/02/92     410.47        05/01/95     514.26
  02/09/44      11.67       01/18/66      93.95        10/05/92     407.57        05/02/95     514.86
  02/10/44      11.75       01/19/66      93.69        10/06/92     407.18        05/03/95     520.48
  02/11/44      11.74       01/20/66      93.36        10/07/92     404.25        05/04/95     520.54
  02/14/44      11.74       01/21/66      93.47        10/08/92     407.75        05/05/95     520.12
  02/15/44      11.82       01/24/66      93.71        10/09/92     402.66        05/08/95     523.96
  02/16/44      11.79       01/25/66      93.85        10/12/92     407.44        05/09/95     523.56
  02/17/44      11.87       01/26/66      93.70        10/13/92     409.30        05/10/95     524.36
  02/18/44      11.78       01/27/66      93.67        10/14/92     409.37        05/11/95     524.37
  02/21/44      11.76       01/28/66      93.31        10/15/92     409.60        05/12/95     525.55
  02/23/44      11.86       01/31/66      92.88        10/16/92     411.73        05/15/95     527.74
  02/24/44      11.88       02/01/66      92.16        10/19/92     414.98        05/16/95     528.19
  02/25/44      11.88       02/02/66      92.53        10/20/92     415.48        05/17/95     527.07
  02/28/44      11.89       02/03/66      92.65        10/21/92     415.67        05/18/95     519.58
  02/29/44      11.82       02/04/66      93.26        10/22/92     414.90        05/19/95     519.19
  03/01/44      11.87       02/07/66      93.59        10/23/92     414.10        05/22/95     523.65
  03/02/44      11.88       02/08/66      93.55        10/26/92     418.16        05/23/95     528.59
  03/03/44      11.90       02/09/66      94.06        10/27/92     418.49        05/24/95     528.61
  03/06/44      11.93       02/10/66      93.83        10/28/92     420.13        05/25/95     528.59
  03/07/44      12.01       02/11/66      93.81        10/29/92     420.86        05/26/95     523.65
  03/08/44      12.11       02/14/66      93.65        10/30/92     418.68        05/30/95     523.58
  03/09/44      12.08       02/15/66      93.17        11/02/92     422.75        05/31/95     533.40
  03/10/44      12.10       02/16/66      93.16        11/03/92     419.92        06/01/95     533.49
  03/13/44      12.24       02/17/66      92.66        11/04/92     417.11        06/02/95     532.51
  03/14/44      12.22       02/18/66      92.41        11/05/92     418.34        06/05/95     535.60
  03/15/44      12.28       02/21/66      91.87        11/06/92     417.58        06/06/95     535.55
  03/16/44      12.29       02/23/66      91.48        11/09/92     418.59        06/07/95     533.13
  03/17/44      12.31       02/24/66      90.89        11/10/92     418.62        06/08/95     532.35
  03/20/44      12.20       02/25/66      91.14        11/11/92     422.20        06/09/95     527.94
  03/21/44      12.25       02/28/66      91.22        11/12/92     422.87        06/12/95     530.88
  03/22/44      12.23       03/01/66      90.06        11/13/92     422.43        06/13/95     536.05
  03/23/44      12.10       03/02/66      89.15        11/16/92     420.68        06/14/95     536.47
  03/24/44      12.13       03/03/66      89.47        11/17/92     419.27        06/15/95     537.12
  03/27/44      12.10       03/04/66      89.24        11/18/92     422.85        06/16/95     539.83
  03/28/44      11.98       03/07/66      88.04        11/19/92     423.61        06/19/95     545.22
  03/29/44      11.95       03/08/66      88.18        11/20/92     426.65        06/20/95     544.98
  03/30/44      12.03       03/09/66      88.96        11/23/92     425.12        06/21/95     543.98
  03/31/44      12.02       03/10/66      88.96        11/24/92     427.59        06/22/95     551.07
  04/03/44      11.96       03/11/66      88.85        11/25/92     429.19        06/23/95     549.71
  04/04/44      11.97       03/14/66      87.85        11/27/92     430.16        06/26/95     544.13
  04/05/44      11.98       03/15/66      87.35        11/30/92     431.35        06/27/95     542.43
  04/06/44      12.04       03/16/66      87.86        12/01/92     430.78        06/28/95     544.73
  04/07/44      12.04       03/17/66      88.17        12/02/92     429.89        06/29/95     543.87
  04/10/44      12.06       03/18/66      88.53        12/03/92     429.91        06/30/95     544.75
  04/11/44      12.06       03/21/66      89.20        12/04/92     432.06        07/03/95     547.09
  04/12/44      11.98       03/22/66      89.46        12/07/92     435.31        07/05/95     547.26
  04/13/44      11.95       03/23/66      89.13        12/08/92     436.99        07/06/95     553.99
  04/14/44      11.95       03/24/66      89.29        12/09/92     435.65        07/07/95     556.37
  04/17/44      11.94       03/25/66      89.54        12/10/92     434.64        07/10/95     557.19
  04/18/44      11.73       03/28/66      89.62        12/11/92     433.73        07/11/95     554.78
  04/19/44      11.69       03/29/66      89.27        12/14/92     432.84        07/12/95     560.89
  04/20/44      11.78       03/30/66      88.78        12/15/92     432.57        07/13/95     561.00
  04/21/44      11.80       03/31/66      89.23        12/16/92     431.52        07/14/95     559.89
  04/24/44      11.67       04/01/66      89.94        12/17/92     435.43        07/17/95     562.72
  04/25/44      11.69       04/04/66      90.76        12/18/92     441.28        07/18/95     558.46
  04/26/44      11.76       04/05/66      91.31        12/21/92     440.70        07/19/95     550.98
  04/27/44      11.81       04/06/66      91.56        12/22/92     440.31        07/20/95     553.54
  04/28/44      11.87       04/07/66      91.76        12/23/92     439.03        07/21/95     553.62
  05/01/44      11.96       04/08/66      91.76        12/24/92     439.77        07/24/95     556.63
  05/02/44      11.95       04/11/66      91.79        12/28/92     439.15        07/25/95     561.10
  05/03/44      12.03       04/12/66      91.45        12/29/92     437.98        07/26/95     561.61
  05/04/44      12.01       04/13/66      91.54        12/30/92     438.82        07/27/95     565.22
  05/05/44      12.08       04/14/66      91.87        12/31/92     435.71        07/28/95     562.93
  05/08/44      12.09       04/15/66      91.99        01/04/93     435.38        07/31/95     562.06
  05/09/44      12.08       04/18/66      91.58        01/05/93     434.34        08/01/95     559.64
  05/10/44      12.08       04/19/66      91.57        01/06/93     434.52        08/02/95     558.80
  05/11/44      12.09       04/20/66      92.08        01/07/93     430.73        08/03/95     558.75
  05/12/44      12.00       04/21/66      92.42        01/08/93     429.05        08/04/95     558.94
  05/15/44      11.99       04/22/66      92.27        01/11/93     430.95        08/07/95     560.03
  05/16/44      12.00       04/25/66      92.08        01/12/93     431.04        08/08/95     560.39
  05/17/44      12.08       04/26/66      91.99        01/13/93     433.03        08/09/95     559.71
  05/18/44      12.10       04/27/66      91.76        01/14/93     435.94        08/10/95     557.45
  05/19/44      12.12       04/28/66      91.13        01/15/93     437.15        08/11/95     555.11
  05/22/44      12.13       04/29/66      91.06        01/18/93     436.84        08/14/95     559.74
  05/23/44      12.17       05/02/66      90.90        01/19/93     435.13        08/15/95     558.57
  05/24/44      12.22       05/03/66      89.85        01/20/93     433.37        08/16/95     559.97
  05/25/44      12.20       05/04/66      89.39        01/21/93     435.49        08/17/95     559.04
  05/26/44      12.22       05/05/66      87.93        01/22/93     436.11        08/18/95     559.21
  05/29/44      12.27       05/06/66      87.84        01/25/93     440.01        08/21/95     558.11
  05/31/44      12.35       05/09/66      86.32        01/26/93     439.95        08/22/95     559.52
  06/01/44      12.31       05/10/66      87.08        01/27/93     438.10        08/23/95     557.14
  06/02/44      12.30       05/11/66      87.23        01/28/93     438.66        08/24/95     557.46
  06/05/44      12.23       05/12/66      86.23        01/29/93     438.78        08/25/95     560.10
  06/06/44      12.31       05/13/66      85.47        02/01/93     442.52        08/28/95     559.05
  06/07/44      12.30       05/16/66      84.41        02/02/93     442.55        08/29/95     560.00
  06/08/44      12.25       05/17/66      83.63        02/03/93     447.20        08/30/95     560.92
  06/09/44      12.27       05/18/66      85.12        02/04/93     449.56        08/31/95     561.88
  06/12/44      12.55       05/19/66      85.02        02/05/93     448.93        09/01/95     563.84
  06/13/44      12.64       05/20/66      85.43        02/08/93     447.85        09/05/95     569.17
  06/14/44      12.66       05/23/66      86.20        02/09/93     445.33        09/06/95     570.17
  06/15/44      12.73       05/24/66      86.77        02/10/93     446.23        09/07/95     570.29
  06/16/44      12.82       05/25/66      87.07        02/11/93     447.66        09/08/95     572.68
  06/19/44      12.95       05/26/66      87.07        02/12/93     444.58        09/11/95     573.91
  06/20/44      12.97       05/27/66      87.33        02/16/93     433.91        09/12/95     576.51
  06/21/44      12.94       05/31/66      86.13        02/17/93     433.30        09/13/95     578.77
  06/22/44      12.92       06/01/66      86.10        02/18/93     431.90        09/14/95     583.61
  06/23/44      12.90       06/02/66      85.96        02/19/93     434.22        09/15/95     583.35
  06/26/44      12.98       06/03/66      86.06        02/22/93     435.24        09/18/95     582.77
  06/27/44      13.02       06/06/66      85.42        02/23/93     434.80        09/19/95     584.20
  06/28/44      12.95       06/07/66      84.83        02/24/93     440.87        09/20/95     586.77
  06/29/44      12.94       06/08/66      84.93        02/25/93     442.34        09/21/95     583.00
  06/30/44      12.98       06/09/66      85.50        02/26/93     443.38        09/22/95     581.73
  07/03/44      13.11       06/10/66      86.44        03/01/93     442.01        09/25/95     581.81
  07/05/44      13.18       06/13/66      86.83        03/02/93     447.90        09/26/95     581.41
  07/06/44      13.13       06/14/66      87.07        03/03/93     452.49        09/27/95     581.04
  07/07/44      13.16       06/15/66      86.73        03/04/93     447.34        09/28/95     585.87
  07/10/44      13.27       06/16/66      86.47        03/05/93     446.11        09/29/95     584.41
  07/11/44      13.25       06/17/66      86.51        03/08/93     454.71        10/02/95     581.72
  07/12/44      13.27       06/20/66      86.48        03/09/93     454.40        10/03/95     582.34
  07/13/44      13.22       06/21/66      86.71        03/10/93     456.34        10/04/95     581.47
  07/14/44      13.23       06/22/66      86.85        03/11/93     453.72        10/05/95     582.63
  07/17/44      13.10       06/23/66      86.50        03/12/93     449.83        10/06/95     582.49
  07/18/44      12.98       06/24/66      86.58        03/15/93     451.43        10/09/95     578.37
  07/19/44      13.07       06/27/66      86.08        03/16/93     451.37        10/10/95     577.52
  07/20/44      12.96       06/28/66      85.67        03/17/93     448.31        10/11/95     579.46
  07/21/44      12.78       06/29/66      84.86        03/18/93     451.89        10/12/95     583.10
  07/24/44      12.70       06/30/66      84.74        03/19/93     450.18        10/13/95     584.50
  07/25/44      12.80       07/01/66      85.61        03/22/93     448.88        10/16/95     583.03
  07/26/44      12.77       07/05/66      85.82        03/23/93     448.76        10/17/95     586.78
  07/27/44      12.77       07/06/66      87.06        03/24/93     448.07        10/18/95     587.44
  07/28/44      12.70       07/07/66      87.38        03/25/93     450.88        10/19/95     590.65
  07/31/44      12.71       07/08/66      87.61        03/26/93     447.78        10/20/95     587.46
  08/01/44      12.78       07/11/66      87.45        03/29/93     450.69        10/23/95     585.06
  08/02/44      12.81       07/12/66      86.88        03/30/93     451.97        10/24/95     586.56
  08/03/44      12.73       07/13/66      86.30        03/31/93     451.67        10/25/95     582.47
  08/04/44      12.61       07/14/66      86.82        04/01/93     450.30        10/26/95     576.72
  08/07/44      12.67       07/15/66      87.08        04/02/93     441.39        10/27/95     579.70
  08/08/44      12.62       07/18/66      86.99        04/05/93     442.29        10/30/95     583.25
  08/09/44      12.68       07/19/66      86.33        04/06/93     441.16        10/31/95     581.50
  08/10/44      12.78       07/20/66      85.51        04/07/93     442.73        11/01/95     584.22
  08/11/44      12.83       07/21/66      85.52        04/08/93     441.84        11/02/95     589.72
  08/14/44      12.85       07/22/66      85.41        04/12/93     448.37        11/03/95     590.57
  08/15/44      12.84       07/25/66      83.83        04/13/93     449.22        11/06/95     588.46
  08/16/44      12.90       07/26/66      83.70        04/14/93     448.66        11/07/95     586.32
  08/17/44      12.98       07/27/66      84.10        04/15/93     448.40        11/08/95     591.71
  08/18/44      13.04       07/28/66      83.77        04/16/93     448.94        11/09/95     593.26
  08/21/44      12.98       07/29/66      83.60        04/19/93     447.46        11/10/95     592.72
  08/22/44      12.89       08/01/66      82.31        04/20/93     445.10        11/13/95     592.30
  08/23/44      12.91       08/02/66      82.33        04/21/93     443.63        11/14/95     589.29
  08/24/44      12.83       08/03/66      83.15        04/22/93     439.46        11/15/95     593.96
  08/25/44      12.80       08/04/66      83.93        04/23/93     437.03        11/16/95     597.34
  08/28/44      12.80       08/05/66      84.00        04/26/93     433.54        11/17/95     600.07
  08/29/44      12.84       08/08/66      83.75        04/27/93     438.01        11/20/95     596.85
  08/30/44      12.87       08/09/66      83.49        04/28/93     438.02        11/21/95     600.24
  08/31/44      12.82       08/10/66      83.11        04/29/93     438.89        11/22/95     598.40
  09/01/44      12.86       08/11/66      83.02        04/30/93     440.19        11/24/95     599.97
  09/05/44      12.78       08/12/66      83.17        05/03/93     442.46        11/27/95     601.32
  09/06/44      12.47       08/15/66      82.74        05/04/93     444.05        11/28/95     606.45
  09/07/44      12.43       08/16/66      81.63        05/05/93     444.52        11/29/95     607.64
  09/08/44      12.41       08/17/66      81.18        05/06/93     443.26        11/30/95     605.37
  09/11/44      12.48       08/18/66      80.16        05/07/93     442.31        12/01/95     606.98
  09/12/44      12.54       08/19/66      79.62        05/10/93     442.80        12/04/95     613.68
  09/13/44      12.42       08/22/66      78.24        05/11/93     444.36        12/05/95     617.68
  09/14/44      12.35       08/23/66      78.11        05/12/93     444.80        12/06/95     620.18
  09/15/44      12.45       08/24/66      79.07        05/13/93     439.23        12/07/95     616.17
  09/18/44      12.53       08/25/66      78.06        05/14/93     439.56        12/08/95     617.48
  09/19/44      12.64       08/26/66      76.41        05/17/93     440.37        12/11/95     619.52
  09/20/44      12.66       08/29/66      74.53        05/18/93     440.32        12/12/95     618.78
  09/21/44      12.62       08/30/66      75.86        05/19/93     447.57        12/13/95     621.69
  09/22/44      12.65       08/31/66      77.10        05/20/93     450.59        12/14/95     616.92
  09/25/44      12.76       09/01/66      77.70        05/21/93     445.84        12/15/95     616.34
  09/26/44      12.73       09/02/66      77.42        05/24/93     448.00        12/18/95     606.81
  09/27/44      12.73       09/06/66      76.96        05/25/93     448.85        12/19/95     611.93
  09/28/44      12.69       09/07/66      76.34        05/26/93     453.44        12/20/95     605.94
  09/29/44      12.74       09/08/66      76.05        05/27/93     452.41        12/21/95     610.49
  10/02/44      12.80       09/09/66      76.29        05/28/93     450.19        12/22/95     611.96
  10/03/44      12.80       09/12/66      77.91        06/01/93     453.83        12/26/95     614.30
  10/04/44      12.87       09/13/66      78.32        06/02/93     453.85        12/27/95     614.53
  10/05/44      12.95       09/14/66      79.13        06/03/93     452.50        12/28/95     614.12
  10/06/44      12.97       09/15/66      80.08        06/04/93     450.06        12/29/95     615.93
  10/09/44      12.89       09/16/66      79.99        06/07/93     447.69        01/02/96     620.73
  10/10/44      12.93       09/19/66      79.59        06/08/93     444.71        01/03/96     621.32
  10/11/44      13.01       09/20/66      79.04        06/09/93     445.78        01/04/96     617.70
  10/13/44      13.02       09/21/66      77.71        06/10/93     445.38        01/05/96     616.71
  10/16/44      12.95       09/22/66      77.94        06/11/93     447.26        01/08/96     618.46
  10/17/44      13.00       09/23/66      77.67        06/14/93     447.71        01/09/96     609.45
  10/18/44      13.07       09/26/66      77.86        06/15/93     446.27        01/10/96     598.48
  10/19/44      13.04       09/27/66      78.10        06/16/93     447.43        01/11/96     602.69
  10/20/44      13.02       09/28/66      77.11        06/17/93     448.54        01/12/96     601.81
  10/23/44      12.80       09/29/66      76.31        06/18/93     443.68        01/15/96     599.82
  10/24/44      12.83       09/30/66      76.56        06/21/93     446.22        01/16/96     608.44
  10/25/44      12.83       10/03/66      74.90        06/22/93     445.93        01/17/96     606.37
  10/26/44      12.73       10/04/66      75.10        06/23/93     443.19        01/18/96     608.24
  10/27/44      12.75       10/05/66      74.69        06/24/93     446.62        01/19/96     611.83
  10/30/44      12.76       10/06/66      74.05        06/25/93     447.60        01/22/96     613.40
  10/31/44      12.78       10/07/66      73.20        06/28/93     451.85        01/23/96     612.79
  11/01/44      12.83       10/10/66      74.53        06/29/93     450.68        01/24/96     619.96
  11/02/44      12.90       10/11/66      74.91        06/30/93     450.53        01/25/96     617.03
  11/03/44      12.89       10/12/66      77.04        07/01/93     449.02        01/26/96     621.62
  11/06/44      12.96       10/13/66      76.89        07/02/93     445.84        01/29/96     624.22
  11/08/44      12.94       10/14/66      76.60        07/06/93     441.43        01/30/96     630.15
  11/09/44      12.97       10/17/66      77.47        07/07/93     442.83        01/31/96     636.02
  11/10/44      12.98       10/18/66      78.68        07/08/93     448.64        02/01/96     638.46
  11/13/44      12.87       10/19/66      78.05        07/09/93     448.11        02/02/96     635.85
  11/14/44      12.71       10/20/66      77.84        07/12/93     448.98        02/05/96     641.43
  11/15/44      12.68       10/21/66      78.19        07/13/93     448.09        02/06/96     646.33
  11/16/44      12.69       10/24/66      78.42        07/14/93     450.08        02/07/96     649.93
  11/17/44      12.67       10/25/66      78.90        07/15/93     449.22        02/08/96     656.07
  11/20/44      12.72       10/26/66      79.58        07/16/93     445.75        02/09/96     656.37
  11/21/44      12.81       10/27/66      80.23        07/19/93     446.03        02/12/96     661.45
  11/22/44      12.82       10/28/66      80.24        07/20/93     447.31        02/13/96     660.51
  11/24/44      12.75       10/31/66      80.20        07/21/93     447.18        02/14/96     655.58
  11/27/44      12.79       11/01/66      80.81        07/22/93     444.51        02/15/96     651.32
  11/28/44      12.78       11/02/66      80.88        07/23/93     447.10        02/16/96     647.98
  11/29/44      12.85       11/03/66      80.56        07/26/93     449.09        02/20/96     640.65
  11/30/44      12.83       11/04/66      80.81        07/27/93     448.24        02/21/96     648.10
  12/01/44      12.80       11/07/66      80.73        07/28/93     447.19        02/22/96     658.86
  12/04/44      12.91       11/09/66      81.38        07/29/93     450.24        02/23/96     659.08
  12/05/44      12.96       11/10/66      81.89        07/30/93     448.13
                            11/11/66      81.94
                            11/14/66      81.37
                            11/15/66      81.69
                            11/16/66      82.37
                            11/17/66      81.80
                            11/18/66      81.26
                            11/21/66      80.09

Source: U.S. Global research. The S&P 500 Index is a widely recogniaed index of common stock prices in U.S. companies. The information illustrated in the chart does not necessarily reflect the performance of any U.S. Global Investors fund.

While we firmly believe that staying the course is the best approach to short-term volatility, our portfolio managers are ever vigilant for opportunities to invest in promising companies that meet their

U.S. GLOBAL ACCOLADE FUNDS

unique selection criteria. The Regent Eastern European Fund(1) receives firsthand observations of business activity in Eastern Europe and Russia from its portfolio manager, who is eager to share his optimism for the Russian market and its status as the world's second largest oil producer, for Russian President Vladimir Putin and for Russia's newfound status as an American ally in the fight against terrorism. In fact, Morningstar has ranked the Regent Eastern European Fund 4 stars out of 1,305 and 4 stars out of 1,305 international equity funds for the overall and 3-year periods, respectively, as of 9/30/01.(2)

In his 1997 book, Investment Gurus, Peter J. Tanous listed five characteristics that he believed made the difference between good money managers and great investment geniuses:

    * Discipline
    * Focus
    * Intelligence
    * Hard Work
    * The Great Intangible

The last one refers to instinctive behavior--what Tanous calls a sixth sense--or intuition that guides managers in knowing when to hold and when to fold on a particular investment. The first four, he theorized, were predetermining factors in a manager's future success, while the fifth characteristic was not necessarily a must-have but rather an added attribute for some gurus.

Art Bonnel, portfolio manager of the Bonnel Growth Fund, has remained true to his investment philosophy based on holding stocks of companies whose earnings are growing, thus avoiding the Internet dot.com concept stock boom/bust cycle for his seven-year-old fund, now classified by Lipper as a mid-cap growth fund.(3) Bonnel's unique proprietary strategy focusing on equities with 1) quality earnings generated from operations, 2) a strong balance sheet, 3) a leading position within the industry and 4) management participation in company ownership, has earned him the title of "Mr. Earnings" among advisers.

U.S. GLOBAL ACCOLADE FUNDS

According to the chart below, the time has come to consider adding--or increasing--exposure to the Bonnel Growth Fund in your portfolio's asset allocation model. With the growth style's inverse relationship to the value style over the past 25 years, it now appears that growth is experiencing a strong resurgence even as value regresses to the mean in an almost predictable cycle.

VALUE VS. GROWTH STYLE ANALYSIS

[Mountain graph plotted from data points in the following chart.]

        DATE            VALUE*      GROWTH*
       ---------        -----       ------
       1/30/1976          0%          0%
       2/27/1976          6%         -7%
       3/31/1976          7%         -7%
       4/30/1976          9%         -9%
       5/31/1976          9%         -9%
       6/30/1976          6%         -7%
       7/30/1976          5%         -5%
       8/31/1976          5%         -6%
       9/30/1976          5%         -5%
      10/29/1976          7%         -6%
      11/30/1976          9%         -9%
      12/31/1976          9%         -9%
       1/31/1977         10%        -11%
       2/28/1977          8%         -9%
       3/31/1977          8%         -9%
       4/29/1977          9%        -10%
       5/31/1977          9%        -11%
       6/30/1977          8%        -10%
       7/29/1977          7%         -9%
       8/31/1977          5%         -6%
       9/30/1977          5%         -6%
      10/31/1977          5%         -6%
      11/30/1977          4%         -5%
      12/30/1977          3%         -4%
       1/31/1978          1%         -1%
       2/28/1978          2%         -2%
       3/31/1978          2%         -3%
       4/28/1978         -1%          2%
       5/31/1978         -1%          4%
       6/30/1978         -1%          3%
       7/31/1978         -3%          4%
       8/31/1978          0%          1%
       9/29/1978          1%         -1%
      10/31/1978          0%          0%
      11/30/1978          1%          0%
      12/29/1978         -1%          2%
       1/31/1979          0%          1%
       2/28/1979         -1%          2%
       3/30/1979         -1%          3%
       4/30/1979          1%          0%
       5/31/1979          1%         -1%
       6/29/1979          2%         -3%
       7/31/1979          4%         -4%
       8/31/1979          3%         -4%
       9/28/1979          2%         -2%
      10/31/1979          1%         -1%
      11/30/1979          0%          0%
      12/31/1979          2%         -1%
       1/31/1980          0%          0%
       2/29/1980          0%          1%
       3/31/1980         -1%          2%
       4/30/1980          0%          1%
       5/30/1980          0%          1%
       6/30/1980         -2%          3%
       7/31/1980         -3%          5%
       8/29/1980         -2%          5%
       9/30/1980         -5%          8%
      10/31/1980         -6%          9%
      11/28/1980        -10%         13%
      12/31/1980         -8%         11%
       1/30/1981         -5%          5%
       2/27/1981         -7%          7%
       3/31/1981         -6%          6%
       4/30/1981         -5%          4%
       5/29/1981         -5%          4%
       6/30/1981         -3%          2%
       7/31/1981         -3%          2%
       8/31/1981         -3%          1%
       9/30/1981          0%         -2%
      10/30/1981          0%         -2%
      11/30/1981          4%         -5%
      12/31/1981          2%         -4%
       1/29/1982          1%         -1%
       2/26/1982          3%         -3%
       3/31/1982          3%         -3%
       4/30/1982          0%          0%
       5/31/1982          0%          0%
       6/30/1982          0%          1%
       7/30/1982          0%          0%
       8/31/1982          0%          0%
       9/30/1982         -2%          2%
      10/29/1982          0%          1%
      11/30/1982         -2%          2%
      12/31/1982         -2%          3%
       1/31/1983         -1%          1%
       2/28/1983         -3%          4%
       3/31/1983         -4%          5%
       4/29/1983         -2%          2%
       5/31/1983         -1%          1%
       6/30/1983         -4%          5%
       7/29/1983          0%          1%
       8/31/1983          1%         -1%
       9/30/1983          1%         -2%
      10/31/1983          2%         -3%
      11/30/1983          3%         -4%
      12/30/1983          5%         -4%
       1/31/1984          6%         -6%
       2/29/1984          7%         -7%
       3/30/1984          6%         -7%
       4/30/1984          5%         -6%
       5/31/1984          4%         -5%
       6/29/1984          5%         -6%
       7/31/1984          3%         -3%
       8/31/1984          2%         -2%
       9/28/1984          4%         -4%
      10/31/1984          3%         -3%
      11/30/1984          3%         -3%
      12/31/1984          2%         -3%
       1/31/1985         -1%          0%
       2/28/1985         -1%          2%
       3/29/1985          0%          2%
       4/30/1985          1%          0%
       5/31/1985          0%          0%
       6/28/1985          1%         -1%
       7/31/1985          1%         -3%
       8/30/1985          1%         -2%
       9/30/1985         -1%         -1%
      10/31/1985          1%         -2%
      11/29/1985         -2%          1%
      12/31/1985         -3%          4%
       1/31/1986         -2%          1%
       2/28/1986         -2%          1%
       3/31/1986         -3%          2%
       4/30/1986         -6%          6%
       5/30/1986         -5%          6%
       6/30/1986         -4%          6%
       7/31/1986         -3%          4%
       8/29/1986         -1%          2%
       9/30/1986          0%         -1%
      10/31/1986         -1%          0%
      11/28/1986          0%         -2%
      12/31/1986          1%         -3%
       1/30/1987          1%         -1%
       2/27/1987         -2%          2%
       3/31/1987         -1%          1%
       4/30/1987          1%         -1%
       5/29/1987          1%         -1%
       6/30/1987          1%         -1%
       7/31/1987         -1%          1%
       8/31/1987         -4%          5%
       9/30/1987         -5%          9%
      10/30/1987         -2%          4%
      11/30/1987         -1%          2%
      12/31/1987         -2%          2%
       1/29/1988          1%          0%
       2/29/1988          3%         -2%
       3/31/1988          2%         -3%
       4/29/1988          2%         -3%
       5/31/1988          3%         -3%
       6/30/1988          3%         -3%
       7/29/1988          4%         -3%
       8/31/1988          4%         -4%
       9/30/1988          4%         -3%
      10/31/1988          4%         -3%
      11/30/1988          4%         -2%
      12/30/1988          4%         -3%
       1/31/1989          1%         -1%
       2/28/1989          2%         -2%
       3/31/1989          1%         -1%
       4/28/1989          1%          0%
       5/31/1989          0%          1%
       6/30/1989          0%          0%
       7/31/1989         -3%          2%
       8/31/1989         -3%          3%
       9/29/1989         -4%          3%
      10/31/1989         -5%          5%
      11/30/1989         -6%          7%
      12/29/1989         -6%          7%
       1/31/1990         -4%          5%
       2/28/1990         -4%          5%
       3/30/1990         -5%          7%
       4/30/1990         -5%          7%
       5/31/1990         -7%          9%
       6/29/1990         -8%         11%
       7/31/1990         -6%          7%
       8/31/1990         -6%          6%
       9/28/1990         -5%          5%
      10/31/1990         -5%          5%
      11/30/1990         -4%          4%
      12/31/1990         -4%          4%
       1/31/1991         -5%          6%
       2/28/1991         -7%          8%
       3/29/1991         -7%          8%
       4/30/1991         -6%          6%
       5/31/1991         -3%          3%
       6/28/1991         -3%          2%
       7/31/1991         -3%          4%
       8/30/1991         -5%          5%
       9/30/1991         -5%          5%
      10/31/1991         -3%          4%
      11/29/1991         -5%          6%
      12/31/1991         -8%          9%
       1/31/1992         -6%          6%
       2/28/1992         -4%          7%
       3/31/1992         -2%          2%
       4/30/1992         -1%          1%
       5/29/1992         -2%          2%
       6/30/1992         -1%          1%
       7/31/1992          0%          0%
       8/31/1992         -1%          0%
       9/30/1992         -1%          1%
      10/30/1992         -2%          3%
      11/30/1992         -2%          2%
      12/31/1992          2%         -2%
       1/29/1993          2%         -2%
       2/26/1993          3%         -5%
       3/31/1993          4%         -4%
       4/30/1993          4%         -4%
       5/31/1993          3%         -4%
       6/30/1993          4%         -4%
       7/30/1993          6%         -6%
       8/31/1993          8%         -8%
       9/30/1993          9%         -9%
      10/29/1993          8%         -8%
      11/30/1993          8%         -8%
      12/31/1993          8%         -8%
       1/31/1994          7%         -7%
       2/28/1994          4%         -4%
       3/31/1994          3%         -3%
       4/29/1994          2%         -2%
       5/31/1994          3%         -3%
       6/30/1994          1%         -1%
       7/29/1994          0%          0%
       8/31/1994         -2%          2%
       9/30/1994         -4%          4%
      10/31/1994         -2%          2%
      11/30/1994         -2%          2%
      12/30/1994         -3%          2%
       1/31/1995         -4%          4%
       2/28/1995         -3%          3%
       3/31/1995         -4%          4%
       4/28/1995         -4%          4%
       5/31/1995         -4%          4%
       6/30/1995         -6%          6%
       7/31/1995         -6%          5%
       8/31/1995         -3%          3%
       9/29/1995         -3%          3%
      10/31/1995         -4%          4%
      11/30/1995         -3%          3%
      12/29/1995         -2%          2%
       1/31/1996         -2%          2%
       2/29/1996         -2%          2%
       3/29/1996          0%          0%
       4/30/1996         -1%          1%
       5/31/1996         -3%          3%
       6/28/1996         -2%          2%
       7/31/1996         -2%          2%
       8/30/1996         -2%          2%
       9/30/1996         -2%          2%
      10/31/1996          0%          0%
      11/29/1996         -1%          1%
      12/31/1996         -2%          2%
       1/31/1997         -3%          3%
       2/28/1997         -3%          3%
       3/31/1997         -4%          4%
       4/30/1997         -6%          6%
       5/30/1997         -4%          4%
       6/30/1997         -4%          4%
       7/31/1997         -5%          5%
       8/29/1997         -4%          4%
       9/30/1997         -2%          2%
      10/31/1997         -3%          3%
      11/28/1997         -4%          4%
      12/31/1997         -4%          4%
       1/30/1998         -5%          4%
       2/27/1998         -5%          4%
       3/31/1998         -6%          6%
       4/30/1998         -3%          2%
       5/29/1998         -2%          2%
       6/30/1998         -5%          5%
       7/31/1998         -6%          6%
       8/31/1998         -9%          9%
       9/30/1998         -9%          9%
      10/30/1998        -11%         10%
      11/30/1998        -11%         10%
      12/31/1998        -14%         14%
       1/29/1999        -14%         14%
       2/26/1999        -12%         12%
       3/31/1999        -13%         13%
       4/30/1999         -9%          8%
       5/31/1999         -8%          8%
       6/30/1999         -7%          6%
       7/30/1999         -5%          4%
       8/31/1999         -6%          5%
       9/30/1999         -7%          6%
      10/29/1999         -7%          6%
      11/30/1999         -9%          8%
      12/31/1999         -9%          8%
       1/31/2000         -4%          3%
       2/29/2000        -10%          9%
       3/31/2000         -9%          8%
       4/28/2000        -10%          9%
       5/31/2000         -8%          8%
       6/30/2000        -13%         12%
       7/31/2000        -10%          9%
       8/31/2000         -8%          6%
       9/29/2000          0%         -1%
      10/31/2000          3%         -3%
      11/30/2000          8%         -8%
      12/29/2000         14%        -12%
       1/31/2001         14%        -13%
       2/28/2001         21%        -17%
       3/30/2001         20%        -16%
       4/30/2001         18%        -16%
       5/31/2001         17%        -15%
       6/29/2001         22%        -17%
       7/31/2001         18%        -15%
       8/31/2001         16%        -13%
       9/28/2001          9%         -9%
      10/31/2001          6%         -6%
      11/30/2001          3%         -4%

* Net Change: Represented by 12 month price change in Index minus the 12 month price change in the Standard & Poor's 500 Index.

Source: U.S. Global research

Average annual returns for the Bonnel Growth Fund are -45.26%, 7.76%, 8.06% and 15.06% for the 1-, 3-, 5-year and since inception (10/17/94) periods ended 9/30/01, respectively. Past performance does not guarantee future results. Individual investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value. The information illustrated in the chart does not necessarily reflect the performance of any U.S. Global Investors fund.

Celebrating its tenth anniversary on October 21, the MegaTrends Fund managed by Personal Finance editor Dr. Stephen Leeb continues its contrarian investment philosophy. Dr. Leeb seeks out the best investments in changing market conditions, emphasizing capital growth and preservation in good times and protection against the possibility of market turbulence in uncertain times. His unique

--------------------------------------------------------------------------------
U.S. GLOBAL ACCOLADE FUNDS
--------------------------------------------------------------------------------

take on the market, through his newsletter and background in psychology, allows him to maintain a flexible approach in selecting stocks and fixed income securities for the fund.

Undoubtedly, you have learned the power of diversification and the value of a balanced portfolio during the past 12 months. For models to consider in your own portfolio asset allocation, visit our web site at www.usfunds.com. It now features updated, enhanced tools to help you allocate your portfolio among different asset classes, plan for your child's college costs or your own retirement, or determine your Simplified Employee Pension (SEP) contribution.

In an effort to positively impact fund expenses, we are restructuring our fund fees to better distribute fixed costs that we do not control while striving to lower fund expense ratios and still provide the multitude of services that you, our shareholders, expect of us. Effective January 1, 2002, any shareholder whose account balance (with the exception of ABC Investment Plan(R) accounts, retirement and custodial accounts for minors and shareholders with more than $25,000 in the U.S. Global complex) totals $5,000 or less on the last business day of the quarter will incur a small account fee of $6 per quarter. Money market accounts with balances below $1,000 anytime during a month will continue to be charged $5 per month.

Today's business models and practices come under pressure very quickly. Strong leadership anticipates and responds rapidly to a changing investment environment, but the time-honored wisdom remains the same--"Only invest in the market that money which you will not need for at least five years," "No amount is too little to begin investing for your future," "Saving regularly is more important than how much you are able to save," and "Pay yourself first." As the year 2002 approaches, I believe that active investors are in the right place at the right time for the right reasons.

--------------------------------------------------------------------------------
U.S. GLOBAL ACCOLADE FUNDS
--------------------------------------------------------------------------------

Wishing you and your family an abundance of health, prosperity and happiness in 2002.

Sincerely,

/s/ Frank Holmes

Frank Holmes
Chairman, CEO & Shareholder

For an investment kit and a prospectus, which includes charges and ongoing expenses, please visit us online at www.usfunds.com or call 1-800-US-FUNDS. Please read the prospectus carefully before you invest or send money. Past performance does not guarantee future results. Individual investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original value.

__________________
(1) Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk.

(2) Morningstar proprietary ratings on U.S.-domiciled funds reflect historical risk-adjusted performance as of 9/30/01. The ratings are subject to change every month. Past performance is no guarantee of future results. Morningstar Ratings are calculated from the funds' 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day U.S. Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects fund performance below 90-day U.S. T-bill returns. The Overall Morningstar RatingTM is a weighted average of the fund's 3-, 5-, and 10-year performance. The Regent Eastern European Fund received 4 stars out of 1,305 and 4 stars out of 1,305 international equity funds for the overall and 3-year periods, respectively, as of 9/30/01. The top 10% of the funds in a broad asset class receive 5 stars; the next 22.5% receive 4 stars, the next 35% receive three stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The funds were rated exclusively against U.S.-domiciled funds.

(3) Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks.

--------------------------------------------------------------------------------
BONNEL GROWTH FUND
--------------------------------------------------------------------------------

FUND MANAGER'S PERSPECTIVE -- A MESSAGE FROM ART BONNEL

INTRODUCTION

The Bonnel Growth Fund focuses on mid-cap growth issues in sectors that have good growth prospects and primarily invests in a diversified portfolio of common stocks. The fund's primary objective is long-term capital appreciation.

PERFORMANCE -- BONNEL GROWTH FUND

  [GRAPHIC: Mountain chart plotted from data points below]

                  BONNEL                     RUSSELL         S&P
                  GROWTH         S&P          2000         MID-CAP
      DATE         FUND       500 INDEX     INDEX (R)     400 INDEX
   ----------   ----------   -----------   -----------   -----------
   10/17/1994   $10,000.00   $ 10,000.00   $ 10,000.00   $ 10,000.00
   10/31/1994   $10,010.00     10,078.53     10,001.31     10,114.15
   11/30/1994   $10,030.00      9,711.94      9,597.39      9,658.30
   12/30/1994   $10,090.00      9,855.81      9,855.24      9,746.63
    1/31/1995    $9,859.31     10,111.22      9,730.90      9,848.04
    2/28/1995   $10,491.19     10,504.89     10,135.70     10,364.00
    3/31/1995   $10,942.53     10,814.37     10,310.26     10,543.57
    4/28/1995   $11,423.97     11,132.57     10,539.51     10,755.05
    5/31/1995   $11,594.47     11,576.85     10,720.73     11,014.30
    6/30/1995   $12,677.69     11,845.28     11,276.83     11,462.46
    7/31/1995   $14,121.99     12,237.92     11,926.49     12,060.19
    8/31/1995   $14,252.38     12,268.47     12,173.21     12,282.88
    9/29/1995   $14,874.22     12,785.93     12,390.56     12,580.64
   10/31/1995   $14,523.18     12,740.24     11,836.42     12,256.99
   11/30/1995   $14,804.02     13,298.89     12,333.68     12,791.88
   12/29/1995   $14,653.02     13,555.06     12,659.11     12,759.89
    1/31/1996   $14,442.94     14,015.87     12,645.58     12,944.58
    2/29/1996   $15,031.16     14,146.26     13,039.67     13,384.42
    3/29/1996   $15,734.93     14,282.46     13,305.06     13,544.71
    4/30/1996   $17,604.63     14,492.84     14,016.51     13,957.99
    5/31/1996   $19,085.69     14,865.97     14,568.90     14,146.56
    6/28/1996   $17,552.11     14,922.65     13,970.66     13,934.45
    7/31/1996   $15,734.93     14,263.73     12,750.38     12,991.98
    8/30/1996   $16,564.74     14,565.05     13,490.75     13,741.06
    9/30/1996   $18,014.29     15,384.08     14,017.93     14,339.71
   10/31/1996   $17,909.25     15,808.22     13,801.88     14,381.44
   11/29/1996   $18,746.40     17,002.07     14,370.54     15,191.19
   12/31/1996   $18,746.40     16,665.28     14,747.17     15,207.83
    1/31/1997   $18,884.24     17,705.88     15,041.92     15,778.53
    2/28/1997   $17,219.54     17,844.89     14,677.19     15,649.02
    3/31/1997   $16,318.27     17,113.04     13,984.63     14,982.83
    4/30/1997   $16,593.95     18,133.75     14,023.60     15,371.13
    5/30/1997   $18,385.89     19,236.98     15,583.72     16,714.40
    6/30/1997   $19,552.24     20,098.32     16,251.61     17,183.80
    7/31/1997   $21,386.58     21,696.62     17,007.82     18,884.45
    8/29/1997   $21,715.28     20,482.05     17,397.00     18,861.46
    9/30/1997   $23,178.52     21,603.14     18,670.33     19,945.14
   10/31/1997   $20,867.03     20,882.47     17,850.16     19,078.01
   11/28/1997   $20,873.45     21,848.37     17,734.66     19,360.68
   12/31/1997   $20,680.06     22,223.32     18,045.13     20,111.65
    1/30/1998   $20,821.88     22,468.88     17,760.31     19,728.69
    2/27/1998   $22,381.91     24,088.50     19,073.60     21,362.60
    3/31/1998   $23,323.09     25,321.04     19,860.16     22,325.65
    4/30/1998   $23,556.23     25,575.66     19,970.09     22,732.95
    5/29/1998   $22,295.22     25,136.66     18,894.56     21,710.91
    6/30/1998   $23,894.24     26,156.95     18,934.30     21,847.54
    7/31/1998   $23,218.23     25,879.13     17,401.48     21,001.44
    8/31/1998   $19,708.19     22,141.39     14,022.51     17,095.26
    9/30/1998   $21,216.21     23,559.86     15,119.87     18,690.81
   10/30/1998   $21,034.21     25,474.53     15,736.56     20,359.13
   11/30/1998   $23,010.23     27,017.86     16,560.99     21,375.16
   12/31/1998   $26,293.20     28,573.74     17,585.75     23,955.74
    1/29/1999   $28,175.12     29,768.15     17,819.48     23,023.49
    2/26/1999   $25,540.43     28,843.12     16,376.17     21,818.40
    3/31/1999   $27,825.62     29,996.80     16,631.84     22,427.91
    4/30/1999   $27,664.32     31,158.41     18,122.20     24,196.10
    5/28/1999   $27,422.35     30,423.68     18,386.94     24,301.21
    6/30/1999   $29,949.51     32,110.77     19,218.36     25,601.62
    7/30/1999   $29,519.36     31,109.09     18,691.08     25,058.08
    8/31/1999   $30,702.28     30,955.08     17,999.28     24,199.37
    9/30/1999   $31,266.86     30,107.53     18,003.21     23,453.22
   10/29/1999   $33,834.34     32,011.94     18,076.13     24,647.48
   11/30/1999   $37,705.74     32,662.64     19,155.48     25,941.04
   12/31/1999   $47,707.86     34,585.20     21,323.88     27,481.48
    1/31/2000   $48,451.36     32,847.76     20,981.42     26,707.96
    2/29/2000   $64,715.41     32,226.62     24,446.19     28,576.01
    3/31/2000   $61,447.11     35,377.27     22,834.44     30,966.34
    4/28/2000   $55,049.92     34,313.29     21,460.34     29,884.58
    5/31/2000   $48,141.57     33,611.05     20,209.60     29,511.34
    6/30/2000   $50,495.98     34,439.80     21,971.36     29,945.34
    7/31/2000   $46,004.01     33,901.85     21,264.49     30,418.80
    8/31/2000   $52,447.67     36,006.45     22,886.95     33,813.16
    9/29/2000   $48,497.83     34,106.04     22,214.25     33,581.71
   10/31/2000   $44,935.23     33,961.38     21,222.68     32,442.28
   11/30/2000   $38,932.32     31,285.83     19,044.13     29,995.12
   12/29/2000   $39,490.57     31,439.31     20,679.68     32,289.25
    1/31/2001   $38,374.08     32,554.07     21,756.29     33,007.75
    2/28/2001   $33,163.81     29,587.65     20,328.81     31,125.13
    3/30/2001   $30,248.53     27,714.30     19,334.40     28,812.56
    4/30/2001   $30,537.99     29,866.28     20,846.92     31,989.89
    5/31/2001   $30,351.91     30,066.63     21,359.36     32,734.67
    6/30/2001   $29,545.56     29,335.12     22,096.89     32,602.56
    7/31/2001   $28,615.16     29,046.23     20,900.74     32,116.65
    8/31/2001   $27,746.78     27,229.70     20,225.65     31,066.72
    9/30/2001   $26,547.59     25,031.02     17,503.11     27,203.42
   10/31/2001   $26,712.99     25,508.61     18,527.32     28,406.72


                                                  FOR THE PERIODS ENDED
  AVERAGE ANNUAL PERFORMANCE                         OCTOBER 31, 2001
                                           --------------------------------
                                           INCEPTION   FIVE YEAR   ONE YEAR
  Bonnel Growth Fund
    (Inception 10/17/94)                    14.97%       8.33%     (40.55)%
  -------------------------------------------------------------------------
  S&P 500 Index                             14.22%      10.04%     (24.89)%
  -------------------------------------------------------------------------
  S&P Mid-Cap 400 Index                     15.98%      14.58%     (12.44)%
  -------------------------------------------------------------------------
  Russell 2000 Index(R)                      9.15%       6.07%     (12.70)%

  The performance information shown is historical. Past performance is no guarantee of future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Recent market volatility may have caused returns to fluctuate. Investing in small- and mid-cap stocks may be more risky and more volatile than investing in large-cap stocks. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The S&P Mid-Cap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. The Russell 2000 Index(R) consists of the 2000 smallest companies in the Russell 3000 Index(R), a widely-recognized small-cap index.

--------------------------------------------------------------------------------
BONNEL GROWTH FUND
--------------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE MARKETS

It is impossible to look at the past year without first recalling the attack on our country on September 11 and extending sympathy to the victims and thanks to the rescue workers and volunteers.

Even without the attacks, it was a difficult year for growth investing. The Nasdaq Index closed October 2000 at 3,369. This October it closed at 1,690, down
49.8 percent. During the 1990s, the stock market had a tremendous run, but that basically ended in March 2000. The market has been in a bear market since then, and most growth investment styles have not performed well.

This past year in particular has been a difficult one for the Bonnel Growth Fund and the market as a whole. As calendar year 2001 began the Federal Reserve Board (the Fed) started to lower interest rates, which historically has been a very bullish move for the market, but not this time. Months went by and the Fed continued to lower rates. Then the tragedy of September 11 came and more interest rate cuts were announced. By the end of October there were nine consecutive cuts, the most since 1981-1982 when the greatest bull market of all time began.

We also had major tax cuts and a liberal fiscal policy initiated this year. Historically, these moves are very positive for equities, but the market has not started to respond as of yet. It is a very trying time for the market, but once everyone is convinced that the market will not go up, then it probably will. We believe that all the things that the Federal Reserve Board and the federal government are doing may have a positive impact on the market sooner rather than later.

It is important to remember that, historically, every bear market is followed by a bull market. It is also worth noting that, if the major indexes close down for this year, it will be the first time in many years that we have had two back-to-back down years in the market in many years. This is changing investor philosophy away from the trading mentality to solid fundamentals and basic investment principles, which could prove beneficial to investors in the long term.

--------------------------------------------------------------------------------
BONNEL GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT HIGHLIGHTS

The fund is earnings driven, and this year has been difficult. In a recessionary environment, very few companies fit our strict investment model. The fund sold out of all but a very few of the tech companies. As calendar year 2001 began, a plethora of high-growth companies pre-announced lower projected earnings. The fund liquidated those issues and continued to search out quality growth issues. The fund's growth model shifted from technology to healthcare, retailing, defense and food-related products. As an example, the fund purchased 99 Cents Only Stores (represented 2.48 percent of the fund's total net assets as of 10/31/01). It operates over 100 deep-discount stores in Southern and Central California and Nevada by selling merchandise for only 99 cents. Another company purchased in the beginning of the year was Alliant Techsystems, Inc. (represented 5.86 percent of the fund's total net assets as of 10/31/01), which is a designer and manufacturer of launch vehicle systems, propulsion systems, ordnance, munitions and smart weapons. Whole Foods Market, Inc. (represented
1.73 percent of the fund's total net assets as of 10/31/01) was another interesting purchase, as it owns and operates a chain of natural food supermarkets with 117 stores in 22 states and the District of Colombia.

CURRENT OUTLOOK

The U.S. economy may officially be in a recession at the end of 2001. (Editor's
Note: The U.S. economy was officially declared to be in a recession on November 26, 2001, by the National Bureau of Economic Research.) That is the bad news; however, all recessions end and the government is doing everything it can to turn the economy around. The odds favor us possibly coming out of it by mid-2002. If that is the case, the stock market should discount that and start rallying as the new year approaches or shortly thereafter. Investors need to remember that every bull market starts during a recession, not after it is officially over. The Bonnel Growth Fund will remain true to its investment philosophy of investing in companies that fit our growth model. We are strong believers in technology and, once earnings improve in that industry, we will look for the best companies to place into the fund. Next year, earnings comparisons could be easy to beat, which could add some alacrity to stock prices in the coming year.

--------------------------------------------------------------------------------
BONNEL GROWTH FUND
--------------------------------------------------------------------------------

   TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         OCTOBER 31, 2001

     ALLIANT TECHSYSTEMS, INC .........................             5.85%
       AIRCRAFT & DEFENSE

     AMERISOURCEBERGEN CORPORATION ....................             5.05%
       PHARMACEUTICALS

       CACI INTERNATIONAL, INC ............................         4.64%
         COMPUTER SOFTWARE & HARDWARE

       QUEST DIAGNOSTICS, INC .............................         3.90%
         HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES

       KING PHARMACEUTICALS, INC ..........................         3.36%
         PHARMACEUTICALS

       GENERAL DYNAMICS CORPORATION .......................         3.24%
         AIRCRAFT & DEFENSE

       AUTOZONE, INC ......................................         3.20%
         RETAIL

       TENET HEALTHCARE CORPORATION .......................         2.86%
         HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES

       ST. JUDE MEDICAL, INC ..............................         2.82%
         HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES

       RESMED, INC ........................................         2.77%
         HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES



   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              OCTOBER 31, 2001

       HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES ..........        20.04%
       RETAIL .............................................        17.18%
       PHARMACEUTICALS ....................................        13.31%
       AIRCRAFT & DEFENSE .................................        12.41%
       FOOD PRODUCTS ......................................         6.23%

--------------------------------------------------------------------------------
MEGATRENDS FUND
--------------------------------------------------------------------------------

FUND MANAGER'S PERSPECTIVE -- A MESSAGE FROM DR. STEPHEN LEEB

INTRODUCTION

The goal of the MegaTrends Fund is to grow its assets consistent with capital preservation. For the most part, the fund invests in big-cap stocks that are market leaders and maintains a diversified portfolio among those sectors of the economy that the manager believes represent long-term growth.

The five industries that are generally represented are financial services, technology/telecommunications, energy, healthcare and consumer franchises. The fund will be almost fully invested in equities when the manager believes that there are reasonable prospects for economic growth. Although the fund has the option to invest any portion of its assets in three major asset categories--money market instruments, bonds or stocks--stocks are typically the primary assets.

PERFORMANCE -- MEGATRENDS FUND

  [GRAPHIC: Mountain chart plotted from data points below]

                                 LIPPER
                                FLEXIBLE
                 MEGATRENDS    PORTFOLIO        S&P
      DATE         FUND        FUND INDEX     500 INDEX
   ----------   -----------   -----------   -----------
   10/31/91     $ 10,000.00   $ 10,000.00   $ 10,000.00
   11/29/91     $  9,889.89      9,784.60      9,598.18
   12/31/91     $ 10,433.73     10,624.72     10,694.02
   01/31/92     $ 10,383.52     10,567.45     10,494.99
   02/28/92     $ 10,514.07     10,683.28     10,630.85
   03/31/92     $ 10,423.69     10,455.52     10,424.34
   04/30/92     $ 10,514.07     10,478.30     10,730.08
   05/29/92     $ 10,544.20     10,605.84     10,782.54
   06/30/92     $ 10,560.87     10,495.22     10,622.19
   07/31/92     $ 10,734.16     10,809.53     11,055.78
   08/31/92     $ 10,713.77     10,704.76     10,829.93
   09/30/92     $ 10,856.49     10,831.00     10,957.24
   10/28/92     $ 10,958.43     10,831.65     10,994.85
   11/30/92     $ 11,050.17     11,070.48     11,368.19
   12/31/92     $ 11,082.17     11,226.65     11,507.66
   01/29/93     $ 11,133.57     11,414.72     11,603.78
   02/26/93     $ 11,154.13     11,442.05     11,761.87
   03/31/93     $ 11,226.09     11,682.83     12,009.87
   04/30/93     $ 11,123.29     11,563.09     11,719.59
   05/28/93     $ 11,215.81     11,797.36     12,032.32
   06/30/93     $ 11,277.49     11,887.81     12,067.44
   07/30/93     $ 11,277.49     11,932.71     12,018.85
   08/31/93     $ 11,402.34     12,338.78     12,473.87
   09/30/93     $ 11,412.74     12,384.98     12,378.22
   10/29/93     $ 11,381.53     12,564.59     12,634.10
   11/30/93     $ 11,277.49     12,390.84     12,513.68
   12/31/93     $ 11,400.15     12,655.69     12,664.97
   01/31/94     $ 11,687.01     13,000.59     13,095.14
   02/28/94     $ 11,485.15     12,716.21     12,740.03
   03/31/94     $ 11,389.53     12,206.68     12,185.66
   04/29/94     $ 11,219.53     12,254.83     12,341.78
   05/31/94     $ 11,336.40     12,297.78     12,543.53
   06/30/94     $ 11,107.98     12,039.44     12,236.58
   07/29/94     $ 11,194.33     12,325.76     12,638.10
   08/31/94     $ 11,334.67     12,675.21     13,155.06
   09/30/94     $ 11,226.72     12,454.61     12,833.63
   10/31/94     $ 11,259.10     12,544.41     13,121.54
   11/30/94     $ 10,913.67     12,243.12     12,644.27
   12/30/94     $ 11,048.60     12,317.30     12,831.58
   01/31/95     $ 11,125.64     12,414.26     13,164.11
   02/28/95     $ 11,455.77     12,775.43     13,676.64
   03/31/95     $ 11,642.85     13,045.49     14,079.56
   04/28/95     $ 11,906.96     13,290.17     14,493.84
   05/31/95     $ 12,292.12     13,712.50     15,072.26
   06/30/95     $ 12,462.69     13,994.27     15,421.74
   07/31/95     $ 12,596.58     14,358.04     15,932.93
   08/31/95     $ 12,630.05     14,479.73     15,972.70
   09/29/95     $ 12,763.94     14,744.58     16,646.39
   10/31/95     $ 12,808.57     14,635.91     16,586.92
   11/30/95     $ 13,277.17     15,063.45     17,314.23
   12/29/95     $ 13,724.25     15,223.53     17,647.75
   01/31/96     $ 13,953.18     15,518.32     18,247.70
   02/29/96     $ 13,998.96     15,599.01     18,417.46
   03/29/96     $ 13,987.51     15,709.64     18,594.78
   04/30/96     $ 14,308.01     15,945.86     18,868.68
   05/31/96     $ 14,582.73     16,148.24     19,354.47
   06/28/96     $ 14,593.95     16,123.51     19,428.25
   07/31/96     $ 13,778.13     15,622.44     18,570.39
   08/30/96     $ 14,179.57     15,892.50     18,962.69
   09/30/96     $ 14,645.74     16,494.44     20,029.01
   10/31/96     $ 15,370.91     16,792.48     20,581.20
   11/29/96     $ 16,031.33     17,605.91     22,135.52
   12/31/96     $ 15,837.09     17,370.34     21,697.04
   01/31/97     $ 16,667.84     17,871.41     23,051.83
   02/28/97     $ 16,324.99     17,846.03     23,232.81
   03/31/97     $ 15,968.95     17,307.22     22,279.99
   04/30/97     $ 16,219.50     17,761.44     23,608.89
   05/30/97     $ 17,327.17     18,515.65     25,045.22
   06/30/97     $ 17,737.27     19,060.97     26,166.62
   07/31/97     $ 18,950.53     20,133.40     28,247.50
   08/29/97     $ 18,330.71     19,500.88     26,666.21
   09/30/97     $ 19,319.78     20,326.67     28,125.80
   10/31/97     $ 18,330.71     19,899.13     27,187.53
   11/28/97     $ 18,396.65     20,259.65     28,445.07
   12/31/97     $ 18,305.66     20,539.47     28,933.23
   01/30/98     $ 18,382.83     20,661.61     29,252.94
   02/27/98     $ 19,401.53     21,663.17     31,361.56
   03/31/98     $ 20,235.00     22,393.96     32,966.25
   04/30/98     $ 20,559.13     22,534.46     33,297.75
   05/29/98     $ 19,725.66     22,309.10     32,726.20
   06/30/98     $ 19,756.53     22,739.31     34,054.54
   07/31/98     $ 18,398.26     22,503.35     33,692.84
   08/31/98     $ 15,681.74     20,293.62     28,826.56
   09/30/98     $ 16,607.83     21,101.06     30,673.30
   10/30/98     $ 17,518.48     22,101.13     33,166.08
   11/30/98     $ 18,166.74     23,008.39     35,175.39
   12/31/98     $ 18,722.71     23,931.15     37,201.04
   01/29/99     $ 19,090.18     24,392.53     38,756.07
   02/26/99     $ 18,391.98     23,720.31     37,551.76
   03/31/99     $ 19,273.91     24,311.19     39,053.76
   04/30/99     $ 19,898.62     25,025.05     40,566.09
   05/28/99     $ 19,549.52     24,586.52     39,609.53
   06/30/99     $ 20,302.84     25,302.86     41,806.01
   07/30/99     $ 20,229.34     24,853.84     40,501.89
   08/31/99     $ 20,321.21     24,627.25     40,301.38
   09/30/99     $ 19,476.02     24,359.93     39,197.92
   10/29/99     $ 19,770.00     25,000.98     41,677.33
   11/30/99     $ 20,174.22     25,272.60     42,524.50
   12/31/99     $ 21,949.87     26,282.94     45,027.54
   01/31/00     $ 20,852.37     25,543.37     42,765.51
   02/29/00     $ 21,035.29     25,767.16     41,956.83
   03/31/00     $ 23,535.13     26,932.13     46,058.76
   04/28/00     $ 23,453.84     26,384.98     44,673.54
   05/31/00     $ 23,941.61     26,005.04     43,759.26
   06/30/00     $ 23,006.71     26,558.94     44,838.24
   07/31/00     $ 23,677.40     26,402.25     44,137.87
   08/31/00     $ 25,526.88     27,653.71     46,877.91
   09/29/00     $ 25,100.08     26,959.60     44,403.70
   10/31/00     $ 25,140.73     26,819.41     44,215.36
   11/30/00     $ 23,834.64     25,676.91     40,731.99
   12/29/00     $ 25,617.72     26,115.98     40,931.81
   01/31/01     $ 26,452.83     26,546.90     42,383.16
   02/28/01     $ 25,482.30     25,084.16     38,521.08
   03/30/01     $ 24,128.05     23,972.93     36,082.11
   04/30/01     $ 26,317.41     25,188.36     38,883.83
   05/31/01     $ 26,475.41     25,364.68     39,144.68
   06/30/01     $ 25,324.30     24,986.75     38,192.29
   07/31/01     $ 23,902.35     24,866.81     37,816.18
   08/31/01     $ 21,690.42     23,934.31     35,451.19
   09/30/01     $ 19,546.21     22,483.89     32,588.65
   10/31/01     $ 20,765.02     23,016.75     33,210.44



                                                  FOR THE PERIODS ENDED
  AVERAGE ANNUAL PERFORMANCE                         OCTOBER 31, 2001
                                           --------------------------------
                                           TEN YEAR    FIVE YEAR   ONE YEAR

  MegaTrends Fund                            7.58%       6.20%     (17.40)%
  -------------------------------------------------------------------------
  S&P 500 Index                             12.75%      10.04%     (24.89)%
  -------------------------------------------------------------------------
  Lipper Flexible Portfolio Fund Index       8.69%       6.51%     (14.18)%

  The performance information shown is historical. Past performance is no guarantee of future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The Lipper Flexible Portfolio Fund Index allocates investments across various asset classes, including domestic common stocks, bonds, and money market instruments with a focus on total returns.

--------------------------------------------------------------------------------
MEGATRENDS FUND
--------------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE MARKETS

The fiscal year 2001 was a disappointing one for the MegaTrends Fund, primarily because economic growth was much lower than we had forecast. As a result most areas of our universe--that is, major growth companies with the exception of healthcare--were negatively impacted to some degree.

While the tragic events of September 11, 2001, were the likely cause of the economic recession, the economy prior to September 11 was much weaker than we had expected, in part because the fall-out from the technology bust was more severe than we expected. The initial forecast had been that sharp interest rate cuts in the wake of the Nasdaq collapse would be enough to revitalize the economy. However, the technology bubble "bust" affected not just the U.S. economy, but also eventually the entire world. In retrospect, the fault lies in underestimating the worldwide reverberations resulting from falling stock prices and sharp cutbacks in capital spending. In the future, I plan to be vigilant in assessing the worldwide impact of any economic event.

INVESTMENT HIGHLIGHTS

We have a great deal of long-term confidence in energy; however, it was one of the fund's worst performing sectors in fiscal year 2001. While there was disparity in terms of energy stock performance, those companies that were most leveraged to energy prices, such as oil drillers, were very hard pressed in fiscal year 2001.

Our argument for including energy as a growth sector is largely predicated on dwindling supplies of fossil fuels. That thesis remains intact. The drop in energy prices and the sharp fall in energy service companies were the result of falling demand, which was a consequence of the weak economy. There is currently no evidence that energy supplies will be able to rise enough to accommodate future growth. For example, despite record rig counts, natural gas supplies actually fell in 2001. Non-OPEC (Organization of Petroleum Exporting Countries) oil supplies also show signs of cresting. It is almost inevitable that a strengthening economy in 2002 will result in sharply higher energy prices and thus, we hope, much better market performance for the energy sector.

We expect that healthcare, one of the fund's more consistent performers in fiscal year 2001, will remain a strong relative performer. Demographics are

--------------------------------------------------------------------------------
MEGATRENDS FUND
--------------------------------------------------------------------------------

the reason. America is aging, and so is the population of every other developed country of the world. An aging and more prosperous world is a compelling long-term argument for above-average growth in the healthcare sector.

CURRENT OUTLOOK

The forecast indicates the possibility of a quicker and stronger recovery than might have initially been expected. America appears to have been remarkably resilient in the face of the September 11 attacks; our psyches and spending habits remain intact. As a result, our economy could respond to what seems to be record-breaking economic stimuli. Short-term interest rates are at multi-generational lows, and fiscal stimulus--prospective tax cuts and government spending--could possibly reach levels not seen in modern times. At the same time, the temporary decline in energy prices is acting as an additional tax cut, and for good measure, the recent elimination of the 30-year Treasury bond lowered long-term rates below where they otherwise might have been. All these factors point to an economy that could be running at full throttle around the second quarter of 2002.

Thus, recent gains in the stock market appear to be justified in that they seem to be anticipating a robust economic recovery. We forecast that the market will remain in an uptrend through at least the first half of 2002. Indeed, it is possible that stocks will not experience anything more than a temporary setback until the Fed starts raising rates again, which may be several quarters away.

--------------------------------------------------------------------------------
MEGATRENDS FUND
--------------------------------------------------------------------------------


   TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         OCTOBER 31, 2001

        PFIZER, INC ......................................          5.43%
          PHARMACEUTICALS

        TYCO INTERNATIONAL LTD ...........................          5.39%
          MANUFACTURING

        QUEST DIAGNOSTICS, INC ...........................          5.35%
          HEALTHCARE

        ELAN CORPORATION PLC .............................          5.29%
          PHARMACEUTICALS

        ACE LIMITED ......................................          4.81%
          INSURANCE

        ST. PAUL COMPANIES, INC ..........................          4.69%
          INSURANCE

        APACHE CORPORATION ...............................          4.22%
          OIL & GAS EXTRACTION & SERVICES

        APEX SILVER MINES LIMITED ........................          4.20%
          METAL MINING

        NABORS INDUSTRIES, INC ...........................          4.19%
          OIL & GAS EXTRACTION & SERVICES

        NOBLE DRILLING CORP ..............................          4.17%
          OIL & GAS EXTRACTION & SERVICES



   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              OCTOBER 31, 2001

        PHARMACEUTICALS ..................................         16.02%
        OIL & GAS EXTRACTION & SERVICES ..................         12.58%
        INSURANCE ........................................          9.50%
        HEALTHCARE .......................................          9.35%
        MANUFACTURING ....................................          9.34%

--------------------------------------------------------------------------------
REGENT EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------

FUND MANAGER'S PERSPECTIVE -- A MESSAGE FROM ANDREW WILES

INTRODUCTION

The investment objective of the Regent Eastern European Fund is to achieve long-term capital growth by investing in a diversified portfolio of the common stocks of companies located in the emerging markets of Eastern Europe. Although the fund may invest in any Eastern European country, it will focus its investment in companies located in Poland, the Czech Republic, and Hungary, and, to a lesser extent, Russia, Croatia, Slovenia and the Slovak Republic. While the fund may invest in companies of any size, it will emphasize companies that are large capitalization companies relative to the size of their local markets and generally have local brand name recognition in their industry.

PERFORMANCE -- REGENT EASTERN EUROPEAN FUND

  [GRAPHIC: Mountain chart plotted from data points below]

                                            ING BARINGS
                                             EMERGING
                  REGENT                     MARKETS-
                 EASTERN                     EASTERN
                 EUROPEAN         S&P        EUROPEAN
      DATE         FUND        500 INDEX      INDEX *
   ----------   -----------   -----------   -----------
   03/31/97     $10,000.00    $10,000.00    $10,000.00
   04/30/97      10,360.00     10,596.46      10,083.67
   05/30/97      10,440.00     11,241.13      10,275.93
   06/30/97      11,190.00     11,744.45      11,255.04
   07/31/97      11,950.00     12,678.42      12,429.98
   08/29/97      11,750.00     11,968.68      12,215.76
   09/30/97      12,480.00     12,623.79      12,762.88
   10/31/97      11,190.00     12,202.67      11,279.37
   11/28/97      10,190.00     12,767.09       9,425.59
   12/31/97      11,237.00     12,986.19      10,782.70
   01/30/98      10,272.11     13,129.69       8,797.18
   02/27/98      11,166.64     14,076.11      10,327.56
   03/31/98      11,508.38     14,796.35      10,846.78
   04/30/98      11,860.16     14,945.14      11,022.43
   05/29/98       9,960.53     14,688.61       7,991.34
   06/30/98       9,819.81     15,284.81       7,622.83
   07/31/98      10,453.02     15,122.47       8,173.51
   08/31/98       7,447.78     12,938.32       4,724.66
   09/30/98       7,266.86     13,767.20       4,445.17
   10/30/98       8,060.89     14,886.04       5,179.80
   11/30/98       8,070.94     15,787.88       5,442.68
   12/31/98       8,392.57     16,697.06       5,568.48
   01/29/99       8,663.95     17,395.01       5,792.78
   02/26/99       7,890.02     16,854.48       5,046.88
   03/31/99       8,261.91     17,528.62       5,313.32
   04/30/99       8,925.27     18,207.41       5,796.34
   05/28/99       9,126.29     17,778.07       6,175.53
   06/30/99       9,679.10     18,763.92       6,659.74
   07/30/99      10,050.98     18,178.59       6,995.61
   08/31/99       9,809.76     18,088.60       6,692.38
   09/30/99       8,462.93     17,593.33       5,774.98
   10/29/99       8,704.15     18,706.17       5,961.90
   11/30/99       9,025.78     19,086.41       6,203.42
   12/31/99      10,885.22     20,209.86       7,354.62
   01/31/00      11,387.76     19,194.58       7,996.08
   02/29/00      11,940.57     18,831.62       8,781.75
   03/31/00      13,217.04     20,672.70       9,319.96
   04/28/00      11,427.97     20,050.97       8,199.03
   05/31/00      10,633.94     19,640.61       7,809.16
   06/30/00       9,930.37     20,124.89       7,428.79
   07/31/00       9,980.63     19,810.54       7,543.32
   08/31/00      10,372.62     21,040.36       7,527.89
   09/29/00       9,267.01     19,929.86       6,654.40
   10/31/00       8,864.97     19,845.32       6,205.20
   11/30/00       7,759.36     18,281.87       5,465.23
   12/29/00       8,553.39     18,371.56       6,490.62
   01/31/01       9,256.96     19,022.97       6,888.80
   02/28/01       8,613.69     17,289.54       6,063.38
   03/30/01       8,442.83     16,194.85       5,671.14
   04/30/01       8,824.76     17,452.35       5,986.23
   05/31/01       9,297.16     17,569.43       6,583.19
   06/30/01       9,568.54     17,141.97       6,196.89
   07/31/01       9,166.50     16,973.16       5,684.19
   08/31/01       9,065.99     15,911.67       5,696.06
   09/30/01       8,372.47     14,626.87       5,134.70
   10/31/01       9,267.01     14,905.95       5,857.46



                                                  FOR THE PERIODS ENDED
  AVERAGE ANNUAL PERFORMANCE                         OCTOBER 31, 2001
                                           --------------------------------
                                           INCEPTION  THREE YEAR   ONE YEAR

  Regent Eastern European Fund
    (Inception 3/31/97)                    (1.65)%      4.76%       4.54%
  ------------------------------------------------------------------------
  S&P 500 Index                             9.09%       0.04%     (24.89)%
  ------------------------------------------------------------------------
  ING Barings Emerging Markets -
    Eastern European Index*               (11.00)%      4.18%      (5.60)%

  * These are not total returns. These returns reflect simple appreciation only and do not reflect dividend reinvestment.

  The performance information shown is historical. Past performance is no guarantee of future results. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. The S&P 500 Index is an unmanaged but commonly used measure of common stock total return performance. The ING Barings Emerging Markets - Eastern European Index is comprised of individual companies representative of the Eastern European markets.

--------------------------------------------------------------------------------
REGENT EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------

THE YEAR IN REVIEW - ECONOMIC AND POLITICAL ISSUES THAT AFFECTED THE MARKETS

The last twelve months have been extremely difficult for global markets. The collapse of the technology bubble has had a profound impact on risk aversion. With risk premiums increasing and corporate results deteriorating, equity markets have been under sustained pressure. In this environment, emerging markets have historically been vulnerable. However, we are cautiously optimistic because declines in regional markets have been no more than what we have seen in developed markets. This, we believe, is due to a fundamental shift in the risk profile of these markets. Several years of political and economic stability have led to falling risk levels and increasing correlations with developed markets.

At this point in time, it is difficult to identify the likely economic ramifications for Eastern Europe of the September 11, 2001, terrorist attacks on the United States. Clearly, any prolonged slowdown in Western Europe may prevent growth from reaching recently achieved levels, although, in the interim, we can look forward to the possibility of productivity growing 2-3 times faster than the rest of Europe. This has been the trend of recent years and is the main reason why regional currencies have appreciated in real terms over the last five years without a marked deterioration in current accounts. This productivity growth is a result of the huge investment that has taken place since the transition process began. In fact, direct investment has typically been between 25 and 32 percent of gross domestic product in the European Union's (EU) key accession countries. This compares to approximately 15 percent for more developed Organization of Economic Co-operation and Development countries.

We believe that the only risk now to the EU's enlargement process might come if the whole process is derailed because of a lack of political commitment. However, recent events are more likely to give the whole process renewed momentum. European leaders appear more motivated than ever to unite the European landmass for the first time since the Second World War. We remain convinced that by the end of next year, Poland, Hungary, the Czech Republic, Slovenia, Slovakia and the Baltic States may have finalized their negotiations with the EU and therefore be ready to participate in a big-bang entry procedure that will get underway in 2004. This process could help to mitigate any bad news emanating from the global economy.

--------------------------------------------------------------------------------
REGENT EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------

INVESTMENT HIGHLIGHTS

Economically, Russia could benefit from recent events as the developed world attempts to diversify away its dependence on the Middle East for oil. As production increases, and new export capacity to Europe and Asia comes on stream, Russia is well positioned to inherit the role of strategic global energy supplier. In fact, in the last two days, an Exxon-led (the fund did not hold any of the stock of Exxon, as of 10/31/01) consortium recently announced what amounts to a $12 billion investment in Sakhalin, a vast 2.3-billion-barrel oil field in the Russian Far East. This is a very public vote of confidence in the Russian government, and overnight it becomes the largest foreign direct investment project in the country. It is likely that this was in part a response to the wholehearted support Russia has given the U.S. for its military action in Afghanistan and seems to provide conclusive evidence that relations between the two former cold war antagonists have warmed considerably.

CURRENT OUTLOOK

The fundamental outlook across Eastern Europe appears to be very positive. Russia's economy, under President Putin, is growing at more than 5 percent a year and has taken huge strides in implementing the kind of structural reforms necessary for the economy to continue to move ahead at the same growth rate. Meanwhile, Eastern Europe can now proceed to take advantage of the firm enlargement timetable put in place by EU leaders. This could result in full EU membership for countries like Poland and Hungary by 2004.

--------------------------------------------------------------------------------
REGENT EASTERN EUROPEAN FUND
--------------------------------------------------------------------------------

   TOP 10 EQUITY HOLDINGS BASED ON TOTAL INVESTMENTS         OCTOBER 31, 2001

       SURGUTNEFTEGAZ ....................................          8.13%
         OIL & GAS EXTRACTION

       MOL MAGYAR OLAJ-ES GAZIPARI RT ....................          7.01%
         OIL & GAS EXTRACTION

       YUKOS .............................................          5.82%
         OIL & GAS EXTRACTION

       BANK POLSKA KASA OPIEKI S.A .......................          5.78%
         FINANCIAL SERVICES

       ZAGREBACKA BANKA D.D ..............................          5.74%
         FINANCIAL SERVICES

       KOMERCNI BANKA A.S ................................          5.71%
         FINANCIAL SERVICES

       TELEKOMUNIKACJA POLSKA S.A ........................          5.57%
         COMMUNICATIONS

       OTP BANK RT .......................................          5.13%
         FINANCIAL SERVICES

       LUKOIL HOLDINGS ...................................          5.12%
         OIL & GAS EXTRACTION

       KRKA D.D ..........................................          4.86%
         PHARMACEUTICALS



   TOP 5 INDUSTRIES BASED ON TOTAL INVESTMENTS              OCTOBER 31, 2001

       OIL & GAS EXTRACTION ..............................         29.58%
       FINANCIAL SERVICES ................................         22.37%
       COMMUNICATIONS ....................................         11.91%
       PHARMACEUTICALS ...................................          9.30%
       METAL MINING ......................................          5.00%

BONNEL GROWTH FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON STOCKS 98.97%                                   SHARES             VALUE

AIRCRAFT & DEFENSE 12.42%
-------------------------------------------------------------------------------

Alliant Techsystems, Inc.                              67,500       $ 5,890,050*
DRS Technologies, Inc.                                 60,000         2,421,000*
Ducommun Incorporated                                  20,000           217,000*
General Dynamics Corporation                           40,000         3,264,000
Newport News Shipbuilding, Inc.                        10,000           692,000
                                                                    -----------
                                                                     12,484,050

CHEMICALS 0.80%
-------------------------------------------------------------------------------
Ashland, Inc.                                          20,000           805,200

COMPUTER SOFTWARE & HARDWARE 4.64%
-------------------------------------------------------------------------------
CACI International, Inc., Class A                      75,000         4,665,750*
OpticNet, Inc.                                         20,000               200*
                                                                    -----------
                                                                      4,665,950

COMPUTERS & DATA PROCESSING 2.68%
-------------------------------------------------------------------------------
Affiliated Computer Services, Inc.                     10,000           880,500*
Fair, Isaac and Company Incorporated                   22,500         1,069,875
Fiserv, Inc.                                           20,000           743,800*
                                                                    -----------
                                                                      2,694,175

CONSTRUCTION 0.61%
-------------------------------------------------------------------------------
Crossmann Communities, Inc.                            10,000           275,000*
M/I Schottenstein Homes, Inc.                           9,000           332,550
                                                                    -----------
                                                                        607,550

CONSULTING SERVICES 2.39%
-------------------------------------------------------------------------------
MAXIMUS, Inc.                                          50,000         2,056,000*
Right Management Consultants, Inc.                     10,000           347,700*
                                                                    -----------
                                                                      2,403,700

EDUCATION 0.34%
-------------------------------------------------------------------------------
Education Management Corporation                       10,000           345,000*

ELECTRONICS & COMPONENTS 2.30%
-------------------------------------------------------------------------------
Genesis Microchip Incorporated                         50,000         2,310,500*

FINANCIAL SERVICES 3.41%
-------------------------------------------------------------------------------
Countrywide Credit Industries, Inc.                    10,000           399,300
Hilb, Rogal and Hamilton Company                       40,000         2,317,200
The John Nuveen Company, Class A                       15,000           705,000
                                                                    -----------
                                                                      3,421,500

BONNEL GROWTH FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON STOCKS                                         SHARES             VALUE

FOOD PRODUCTS 6.23%
-------------------------------------------------------------------------------

American Italian Pasta Co., Class A                    30,000       $ 1,221,900*
Anheuser-Busch Companies, Inc.                         10,000           416,600
General Mills, Inc.                                    10,000           459,200
Interstate Bakeries Corporation                        20,000           471,400
McCormick & Company Incorporated,
  Non-Voting Shares                                    10,000           437,600
Pilgrim's Pride Corporation, Class B                   10,000           123,500
Sara Lee Corporation                                   20,000           445,800
The Coca-Cola Company                                  10,000           478,800
United Natural Foods, Inc.                             10,000           207,000*
Wm. Wrigley Jr. Company                                40,000         2,002,000
                                                                    -----------
                                                                      6,263,800

GROCERY STORES 2.15%
-------------------------------------------------------------------------------
Safeway, Inc.                                          10,000           416,500*
Whole Foods Market, Inc.                               50,000         1,737,500*
                                                                    -----------
                                                                      2,154,000

HEALTHCARE PRODUCTS, EQUIPMENT & SERVICES 20.06%
-------------------------------------------------------------------------------
BioReliance Corporation                                30,000           799,500*
Cholestech Corporation                                 40,000           884,000*
D & K Healthcare Resources, Inc.                       20,000         1,120,000
DENTSPLY International, Inc.                           25,000         1,124,750
Haemonetics Corporation                                10,000           381,000*
Hillenbrand Industries, Inc.                           40,000         2,120,800
ICU Medical, Inc.                                      10,000           439,900*
Laboratory Corporation of America Holdings             10,000           862,000*
Quest Diagnostics, Inc.                                60,000         3,922,800*
ResMed, Inc.                                           50,000         2,790,000*
St. Jude Medical, Inc.                                 40,000         2,840,000*
Tenet Healthcare Corporation                           50,000         2,876,000*
                                                                    -----------
                                                                     20,160,750

MAINTENANCE PRODUCTS & SERVICES 1.16%
-------------------------------------------------------------------------------
Flowserve Corporation                                  50,000         1,169,000*

OIL & GAS EXTRACTION & SERVICES 1.00%
-------------------------------------------------------------------------------
BJ Services Company                                    20,000           511,800*
Global Marine, Inc.                                    20,000           322,000*
TETRA Technologies, Inc.                               10,000           170,200*
                                                                    -----------
                                                                      1,004,000

PHARMACEUTICALS 13.32%
-------------------------------------------------------------------------------
Allergan, Inc.                                         10,000           717,900
AmerisourceBergen Corporation                          80,000         5,084,800*
Andrx Group                                            10,000           649,300*

BONNEL GROWTH FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON STOCKS
                                                       SHARES             VALUE
PHARMACEUTICALS (CONT'D)
-------------------------------------------------------------------------------
Barr Laboratories, Inc.                                 2,562       $   186,514*
Biogen, Inc.                                           10,000           550,000*
Genentech, Inc.                                        10,000           522,500*
Immunex Corp.                                          30,000           716,700*
King Pharmaceuticals, Inc.                             86,666         3,379,107*
Mylan Laboratories, Inc.                               20,000           737,400
Taro Pharmaceutical Industries Ltd.                    20,000           842,000*
                                                                    -----------
                                                                     13,386,221

RESTAURANTS 2.00%
-------------------------------------------------------------------------------
Sonic Corp.                                            60,000         2,010,600*

RETAIL 17.20%
-------------------------------------------------------------------------------
99 Cents Only Stores                                   70,000         2,488,500*
AutoZone, Inc.                                         55,000         3,219,150*
Best Buy Co., Inc.                                     10,000           549,000*
Copart, Inc.                                           20,000           587,000*
Family Dollar Stores, Inc.                             80,000         2,308,800
Group 1 Automotive, Inc.                               20,000           536,000*
Johnson Controls, Inc.                                 20,000         1,446,400
Mattel, Inc.                                           20,000           378,600*
Mohawk Industries, Inc.                                10,000           432,000*
NIKE, Inc., Class B                                    40,000         1,974,400
Ross Stores, Inc.                                      30,000           939,000
The Pep Boys - Manny, Moe & Jack                       50,000           587,500
Tractor Supply Company                                 30,000           810,000*
Venator Group, Inc.                                    50,000           725,000*
West Marine, Inc.                                      20,000           298,200*
                                                                    -----------
                                                                     17,279,550

STORAGE 0.31%
-------------------------------------------------------------------------------
Mobile Mini, Inc.                                      10,000           311,800*

TOBACCO 1.67%
-------------------------------------------------------------------------------
UST, Inc.                                              50,000         1,680,500

TRANSPORTATION 4.28%
-------------------------------------------------------------------------------
Harley-Davidson, Inc.                                  30,000         1,357,800
Polaris Industries, Inc.                               10,000           449,600
Southwest Airlines Co.                                 80,000         1,272,000
Winnebago Industries, Inc.                             50,000         1,216,500
                                                                    -----------
                                                                      4,295,900

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  99,453,746
-------------------------------------------------------------------------------
  (cost $90,300,149)

 BONNEL GROWTH FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                    OCTOBER 31, 2001
-------------------------------------------------------------------------------

                                                      PRINCIPAL
REPURCHASE AGREEMENT 1.14%                             AMOUNT          VALUE

Joint Tri-party Repurchase Agreement, Credit
  Suisse First Boston, 10/31/01, 2.58%, due
  11/01/01, repurchase price $1,151,316,
  collateralized by U.S. Treasury securities held
  in joint tri-party repurchase account (cost
  $1,151,233)                                       $1,151,233      $ 1,151,233

-------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.11%                                           100,604,979
-------------------------------------------------------------------------------
  (cost $91,451,382)
Other assets and liabilities, net (0.11)%                              (114,245)
                                                                    -----------

NET ASSETS 100%                                                    $100,490,734
                                                                   ------------

* Non-income producing security.
  See accompanying notes to portfolios of investments.

MEGATRENDS FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON STOCKS 95.51%                                   SHARES             VALUE

COMPUTER SOFTWARE & HARDWARE 2.73%
-------------------------------------------------------------------------------
VERITAS Software Corporation                           13,700       $   388,806*

ELECTRONICS & COMPONENTS 5.90%
-------------------------------------------------------------------------------
AstroPower, Inc.                                       10,000           385,100*
Solectron Corporation                                  37,000           455,100*
                                                                    -----------
                                                                        840,200

ENERGY 6.51%
-------------------------------------------------------------------------------
Duke Energy Corporation                                14,000           537,740
NRG Energy, Inc.                                       22,000           388,740*
                                                                    -----------
                                                                        926,480

FINANCIAL SERVICES 7.86%
-------------------------------------------------------------------------------
Citigroup, Inc.                                        12,800           582,656
J.P. Morgan Chase & Co.                                15,170           536,411
                                                                    -----------
                                                                      1,119,067

HEALTHCARE 9.64%
-------------------------------------------------------------------------------
Cardinal Health, Inc.                                   8,750           587,213
Quest Diagnostics, Inc.                                12,000           784,560*
                                                                    -----------
                                                                      1,371,773

INSURANCE 9.79%
-------------------------------------------------------------------------------
ACE Limited                                            20,000           705,000
St. Paul Companies, Inc.                               15,000           688,500
                                                                    -----------
                                                                      1,393,500

MANUFACTURING 9.63%
-------------------------------------------------------------------------------
PerkinElmer, Inc.                                      21,500           578,565
Tyco International Ltd.                                16,100           791,154
                                                                    -----------
                                                                      1,369,719

MEDIA 3.29%
-------------------------------------------------------------------------------
AOL Time Warner, Inc.                                  15,000           468,150*

METAL MINING 8.22%
-------------------------------------------------------------------------------
Apex Silver Mines Limited                              65,000           616,200*
North American Palladium Ltd.                          58,500           310,050*
Trend Mining Co.                                      200,000           132,000*
Zimbabwe Platinum Mines Ltd.                          250,000           111,906*
                                                                    -----------
                                                                      1,170,156

MEGATRENDS FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON STOCKS
                                                       SHARES             VALUE

OIL & GAS EXTRACTION & SERVICES 12.96%
-------------------------------------------------------------------------------
Apache Corporation                                     12,000       $   619,200
Nabors Industries, Inc.                                20,000           614,800*
Noble Drilling Corp.                                   20,000           611,000*
                                                                    -----------
                                                                      1,845,000

PHARMACEUTICALS 16.51%
-------------------------------------------------------------------------------
Arena Pharmaceuticals, Inc.                            15,000           169,500*
Elan Corporation plc, ADR                              17,000           776,050*
Pfizer, Inc.                                           19,000           796,100
Pharmacia Corporation                                  15,000           607,800
                                                                    -----------
                                                                      2,349,450

RETAIL 2.47%
-------------------------------------------------------------------------------
Tiffany & Co.                                          15,000           350,850

-------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  13,593,151
-------------------------------------------------------------------------------
  (cost $13,809,323)


                                                                       PRINCIPAL
REPURCHASE AGREEMENT 7.56%                                 AMOUNT

Joint Tri-party Repurchase Agreement, Credit
  Suisse First Boston, 10/31/01, 2.58%, due
  11/01/01, repurchase price $1,076,572,
  collateralized by U.S. Treasury securities held
  in joint tri-party repurchase account (cost
  $1,076,495)                                       $1,076,495        1,076,495

-------------------------------------------------------------------------------
TOTAL INVESTMENTS 103.07%                                            14,669,646
-------------------------------------------------------------------------------
  (cost $14,885,818)
Other assets and liabilities, net (3.07)%                              (437,440)
                                                                    -----------

NET ASSETS 100%                                                     $14,232,206
                                                                    -----------

ADR - American Depositary Receipt
* Non-income producing security
See accompanying notes to portfolios of investments.

REGENT EASTERN EUROPEAN FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS 82.20%
                                                      SHARES              VALUE

COMMUNICATIONS 11.63%
-------------------------------------------------------------------------------
Magyar Tavkozlesi Rt., ADR                            10,114       $    157,273
Telekomunikacja Polska S.A., GDR                      56,063            204,630*
Trooper Technologies, Inc.                            60,000             75,610*
Trooper Technologies, Inc., Warrants                  60,000                  0*
                                                                   ------------
                                                                        437,513

COMPUTERS & DATA PROCESSING 1.67%
-------------------------------------------------------------------------------
ComArch S.A.                                           3,408             38,408*
Softbank S.A., GDR                                     3,866             24,510
                                                                   ------------
                                                                         62,918

ELECTRIC SERVICES & UTILITIES 4.23%
-------------------------------------------------------------------------------
Unified Energy System                              1,155,141            113,204
Unified Energy System, Preferred Stock               734,204             45,888
                                                                   ------------
                                                                        159,092

FINANCIAL SERVICES 21.84%
-------------------------------------------------------------------------------
Bank Polska Kasa Opieki S.A.                          11,500            212,260*
Komercni Banka a.s.                                    6,420            166,713*
Komercni Banka a.s., Sponsored GDR                     5,015             43,129*
OTP Bank Rt., GDR                                      3,592            188,401
Zagrebacka Banka d.d., GDR                             9,502            210,944
                                                                   ------------
                                                                        821,447

METAL MINING 4.88%
-------------------------------------------------------------------------------
Ashurst Technology Ltd., Units                        93,470                  0*
JSC Mining and Smelting Company Norilsk Nickel,
  Sponsored ADR                                        5,778             71,936*
KGHM Polska Miedz S.A.                                38,998            111,545
                                                                   ------------
                                                                        183,481

OIL & GAS EXTRACTION 28.88%
-------------------------------------------------------------------------------
Lukoil Holdings, ADR                                   4,235            188,034
MOL Magyar Olaj-es Gazipari Rt., GDR                  15,948            257,560
Sibneft, Sponsored ADR                                18,631            128,554*
Surgutneftegaz                                        58,042             14,772
Surgutneftegaz, Preferred Stock                    1,784,814            283,785
YUKOS, ADR                                             3,817            213,676
                                                                   ------------
                                                                      1,086,381

REGENT EASTERN EUROPEAN FUND
-------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS                                   OCTOBER 31, 2001
-------------------------------------------------------------------------------

COMMON AND PREFERRED STOCKS
                                                      SHARES              VALUE


PHARMACEUTICALS 9.07%
-------------------------------------------------------------------------------
KRKA d.d.                                              1,670         $  178,587
Lek Pharmaceutical and Chemical Company d.d.             958            162,851
                                                                     ----------
                                                                        341,438

-------------------------------------------------------------------------------
TOTAL COMMON & PREFERRED STOCKS                                       3,092,270
-------------------------------------------------------------------------------
  (cost $3,320,375)



                                                     PRINCIPAL
REPURCHASE AGREEMENT 15.42%                           AMOUNT


Joint Tri-Party Repurchase Agreement, Credit
  Suisse First Boston, 10/31/01, 2.58%, due
  11/01/01, repurchase price $580,091,
  collateralized by U.S. Treasury securities held
  in a joint tri-party repurchase account (cost
  $580,049)                                         $580,049            580,049

-------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.62%                                              3,672,319
-------------------------------------------------------------------------------
  (cost $3,900,424)
Other assets and liabilities, net 2.38%                                  89,357
                                                                     ----------

NET ASSETS 100%                                                      $3,761,676
                                                                     ----------


ADR - American Depositary Receipt GDR - Global Depositary Receipt
* Non-income producing security
See accompanying notes to portfolios of investments.

-------------------------------------------------------------------------------
  NOTES TO PORTFOLIOS OF INVESTMENTS                         OCTOBER 31, 2001
-------------------------------------------------------------------------------

GLOBAL PORTFOLIO SECURITIES BY COUNTRY

                                                                PERCENTAGE OF
COUNTRY                                           VALUE       TOTAL INVESTMENTS

REGENT EASTERN EUROPEAN FUND
-------------------------------------------------------------------------------
Russia                                       $1,059,848             28.86%
Hungary                                         603,233             16.43
Poland                                          591,354             16.10
United States                                   580,049             15.80
Slovenia                                        341,438              9.30
Croatia                                         210,945              5.74
Czech Republic                                  209,842              5.71
Canada                                           75,610              2.06
-------------------------------------------------------------------------------
TOTAL INVESTMENTS                            $3,672,319            100.00%
-------------------------------------------------------------------------------


JOINT TRI-PARTY REPURCHASE AGREEMENT (SEE ALSO NOTE 1 TO FINANCIAL STATEMENTS.)

The terms of the repurchase agreement at October 31, 2001 were:

Credit Suisse First Boston repurchase agreement, 10/31/01, 2.58%, due 11/01/01:
  Total principal amount: $39,470,487; Total repurchase value: $39,473,316

    Collateral:
    $34,765,000 U.S. Treasury Inflation Indexed Note/Bond, 3.875%, 01/15/09
      (Total collateral market value of $39,837,432)

Other mutual funds managed by U.S. Global Investors, Inc. participate in the tri-party joint repurchase agreement. Each owns an undivided interest in the account.

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES                     October 31, 2001
--------------------------------------------------------------------------------

                               BONNEL GROWTH   MEGATRENDS    REGENT EASTERN
                                   FUND           FUND       EUROPEAN FUND

Investments, at identified
 cost                          $ 91,451,382    $14,885,818     $3,900,424
                               ------------    -----------     ----------
ASSETS
---------------------------------------------------------------------------
Investments, at value:
 Securities                    $ 99,453,746    $13,593,151     $3,092,270
 Repurchase agreements            1,151,233      1,076,495        580,049
Cash                              1,223,126             --             --
Receivables:
 Investments sold                        --             --        120,921
 Dividends                           33,850          4,931         24,687
 Interest                                83             77             41
 Capital shares sold                 54,385          2,179            595
Other assets                            573             94             48
---------------------------------------------------------------------------
TOTAL ASSETS                    101,916,996     14,676,927      3,818,611
---------------------------------------------------------------------------

LIABILITIES
---------------------------------------------------------------------------
Payables:
 Investments purchased            1,221,325        388,169             --
 Capital shares redeemed              2,824             27         11,780
 To manager and affiliates          107,314         14,904          4,632
 Accounts payable and
  accrued expenses                   94,799         40,842         40,523
 Due to custodian                        --            779             --
---------------------------------------------------------------------------
TOTAL LIABILITIES                 1,426,262        444,721         56,935
---------------------------------------------------------------------------

NET ASSETS                     $100,490,734    $14,232,206     $3,761,676
                               ------------    -----------     ----------

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------
Paid-in capital                $153,029,539    $13,459,696     $5,226,677
Accumulated net investment
 loss                                    --        (71,736)            --
Accumulated net realized
 gain (loss) on investments
 and foreign currencies         (61,692,402)     1,060,418     (1,236,896)
Net unrealized appreciation
 (depreciation) of
 investments and other
 assets and liabilities
 denominated in foreign
 currencies                       9,153,597       (216,172)      (228,105)
                               ------------    -----------     ----------
Net assets applicable to
 capital shares outstanding    $100,490,734    $14,232,206     $3,761,676
                               ------------    -----------     ----------
 Capital shares outstanding;
  an unlimited number of no
  par shares authorized           7,776,721      1,546,442        408,107
                               ------------    -----------     ----------

NET ASSET VALUE,
 PER SHARE                     $      12.92    $      9.20     $     9.22
                               ------------    -----------     ----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                            FOR THE YEAR ENDED
  STATEMENTS OF OPERATIONS                                   OCTOBER 31, 2001
--------------------------------------------------------------------------------

                                BONNEL GROWTH    MEGATRENDS    REGENT EASTERN
                                    FUND            FUND       EUROPEAN FUND
NET INVESTMENT
INCOME

INCOME:
-----------------------------------------------------------------------------
 Dividends                      $    390,974    $   154,343     $    65,375
 Foreign taxes withheld on
  dividends                               --             --          (5,981)
                                ------------    -----------     -----------
  Net dividends                      390,974        154,343          59,394
 Securities lending                   25,779          8,914             258
 Interest and other                1,033,298         26,838          33,342
                                ------------    -----------     -----------
  TOTAL INCOME                     1,450,051        190,095          92,994

EXPENSES:
-----------------------------------------------------------------------------
 Management fees                   1,399,928        170,680          48,284
 Transfer agent fees and
  expenses                           272,656         29,958          15,732
 Accounting service fees and
  expenses                            64,527         40,000          40,000
 Legal and professional fees         152,450         53,596          45,633
 Distribution plan expenses          349,982         37,207           9,657
 Custodian fees                       42,393         16,180          34,402
 Shareholder reporting
  expenses                           104,952         15,588          10,521
 Registration fees                    47,380         13,594          16,893
 Trustees' fees and expenses          22,350         22,350          22,349
 Interest expense                      1,808             67              17
 Miscellaneous expenses               17,890          5,781           5,046
                                ------------    -----------     -----------
  Total expenses before
   reductions                      2,476,316        405,001         248,534
 Short-term trading fee               (1,808)           (67)            (17)
 Expenses offset                          --           (253)             --
                                ------------    -----------     -----------
  NET EXPENSES                     2,474,508        404,681         248,517

-----------------------------------------------------------------------------
NET INVESTMENT LOSS               (1,024,457)      (214,586)       (155,523)
-----------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED GAIN (LOSS)
ON INVESTMENTS
  Realized gain (loss) from:
  Securities                     (59,639,691)     1,313,071        (565,029)
  Foreign currency
   transactions                           --             --           8,645
                                ------------    -----------     -----------
  NET REALIZED GAIN (LOSS)       (59,639,691)     1,313,071        (556,384)
                                ------------    -----------     -----------
 Net change in unrealized
 appreciation (depreciation)
 of:
  Investments                    (21,745,005)    (4,252,217)        858,867
  Other assets and
   liabilities denominated in
   foreign currencies                     --             --              --
                                ------------    -----------     -----------
  NET UNREALIZED APPRECIATION
   (DEPRECIATION)                (21,745,005)    (4,252,217)        858,867
                                ------------    -----------     -----------
-----------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       (81,384,696)    (2,939,146)        302,483
-----------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                 $(82,409,153)   $(3,153,732)    $   146,960
                                ------------    -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                              BONNEL GROWTH FUND
                                                    ---------------------------------------
                                                       YEAR ENDED             YEAR ENDED
                                                    OCTOBER 31, 2001       OCTOBER 31, 2000
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment loss                               $ (1,024,457)          $ (2,776,663)
    Net realized gain (loss)                           (59,639,691)            48,067,335
    Net unrealized appreciation (depreciation)         (21,745,005)            (1,016,918)
                                                      ------------           ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        INVESTMENT OPERATIONS                          (82,409,153)            44,273,754

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                  --                     --
    From net capital gains                                      --            (24,785,515)
    In excess of net capital gains                     (47,058,360)                    --
                                                      ------------           ------------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS            (47,058,360)           (24,785,515)

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                           44,456,639            198,268,763
    Distributions reinvested                            44,801,840             24,058,114
    Paid-in capital portion of short-term trading
     fee                                                    24,497                 71,094
                                                      ------------           ------------
                                                        89,282,976            222,397,971
    Cost of shares redeemed                            (71,605,332)          (163,554,578)
                                                      ------------           ------------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                      17,677,644             58,843,393

-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                 (111,789,869)            78,331,632
-------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                      212,280,603            133,948,971

-------------------------------------------------------------------------------------------
END OF YEAR                                           $100,490,734           $212,280,603
-------------------------------------------------------------------------------------------

Accumulated net investment loss, end of year          $         --           $         --
                                                      ------------           ------------

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                          2,487,324              5,943,908
    Shares reinvested                                    2,314,145                978,370
    Shares redeemed                                     (4,343,031)            (4,925,109)
                                                      ------------           ------------
        NET SHARE ACTIVITY                                 458,438              1,997,169
                                                      ------------           ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                MEGATRENDS FUND
                                                    ---------------------------------------
                                                       YEAR ENDED             YEAR ENDED
                                                    OCTOBER 31, 2001       OCTOBER 31, 2000
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment loss                                $  (214,586)         $  (116,878)
    Net realized gain (loss)                             1,313,071            1,577,833
    Net unrealized appreciation (depreciation)          (4,252,217)           2,723,523
                                                       -----------          -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        INVESTMENT OPERATIONS                           (3,153,732)           4,184,478

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                  --                   --
    From net capital gains                              (1,699,185)          (1,656,853)
    In excess of net capital gains                              --                   --
                                                       -----------          -----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS             (1,699,185)          (1,656,853)

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                            2,569,257            1,293,168
    Distributions reinvested                             1,617,116            1,602,904
    Paid-in capital portion of short-term trading
     fee                                                     1,829                  588
                                                       -----------          -----------
                                                         4,188,202            2,896,660
    Cost of shares redeemed                             (2,879,160)          (5,100,936)
                                                       -----------          -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                       1,309,042           (2,204,276)

-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                   (3,543,875)             323,349
-------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                       17,776,081           17,452,732

-------------------------------------------------------------------------------------------
END OF YEAR                                            $14,232,206          $17,776,081
-------------------------------------------------------------------------------------------

Accumulated net investment loss, end of year          $    (71,736)         $    (5,816)
                                                       -----------          -----------

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                            236,256              110,534
    Shares reinvested                                      149,595              161,583
    Shares redeemed                                       (275,973)            (457,081)
                                                       -----------          -----------
        NET SHARE ACTIVITY                                 109,878             (184,964)
                                                       -----------          -----------

                                                                REGENT EASTERN
                                                                EUROPEAN FUND
                                                    ---------------------------------------
                                                       YEAR ENDED             YEAR ENDED
                                                    OCTOBER 31, 2001       OCTOBER 31, 2000
INCREASE (DECREASE)
IN NET ASSETS
FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------------------------
    Net investment loss                                 $ (155,523)          $ (245,555)
    Net realized gain (loss)                              (556,384)              91,573
    Net unrealized appreciation (depreciation)             858,867              481,865
                                                        ----------           ----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        INVESTMENT OPERATIONS                              146,960              327,883

DISTRIBUTIONS TO SHAREHOLDERS:
-------------------------------------------------------------------------------------------
    From net investment income                                  --                   --
    From net capital gains                                      --                   --
    In excess of net capital gains                              --                   --
                                                        ----------           ----------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                     --                   --

FROM CAPITAL SHARE TRANSACTIONS:
-------------------------------------------------------------------------------------------
    Proceeds from shares sold                              683,789            1,924,810
    Distributions reinvested                                    --                   --
    Paid-in capital portion of short-term trading
     fee                                                     1,856               21,317
                                                       -----------          -----------
                                                           685,645            1,946,127
    Cost of shares redeemed                             (1,116,694)          (3,438,467)
                                                       -----------          -----------
        NET INCREASE (DECREASE) IN NET ASSETS FROM
        CAPITAL SHARE TRANSACTIONS                        (431,049)          (1,492,340)

-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                     (284,089)          (1,164,457)
-------------------------------------------------------------------------------------------

NET ASSETS

Beginning of year                                        4,045,765            5,210,222

-------------------------------------------------------------------------------------------
END OF YEAR                                             $3,761,676           $4,045,765
-------------------------------------------------------------------------------------------

Accumulated net investment loss, end of year            $       --           $       --
                                                        ----------           ----------

CAPITAL SHARE ACTIVITY
-------------------------------------------------------------------------------------------
    Shares sold                                             77,081              166,524
    Shares reinvested                                           --                   --
    Shares redeemed                                       (127,700)            (309,280)
                                                       -----------          -----------
        NET SHARE ACTIVITY                                 (50,619)            (142,756)
                                                       -----------          -----------


--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 2001
--------------------------------------------------------------------------------


NOTE 1: SIGNIFICANT ACCOUNTING POLICIES

 U.S. Global Accolade Funds (Trust), consisting of three separate funds (funds), is organized as a Massachusetts business trust. Each fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended.

 The following is a summary of significant accounting policies consistently followed by the funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

 A. SECURITY VALUATIONS

 The funds value investments traded on national or international securities exchanges or over-the-counter at the last sales price reported by the security's primary exchange at the time of daily valuation. Securities for which no sale was reported are valued at the mean between the last reported bid and ask prices or using quotes provided by principal market makers. Short-term investments with effective maturities of sixty days or less at the date of purchase may be valued at amortized cost, which approximates market value.

 Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the board of trustees.

 B. SECURITY TRANSACTIONS AND INVESTMENT INCOME

 Security transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on an identified-cost basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend may have passed are recorded as soon as the funds are informed of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized, respectively, on a yield-to-maturity basis as adjustments to interest income. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

 The funds may purchase securities on a when-issued or delayed-delivery basis and segregate on their books collateral with a value at least equal to the amount of the commitment. Losses may arise due to the changes in the value of the underlying securities or if the counterparty does not perform under the contract.

 Whereas the prospectus allows loans of portfolio securities up to one-third of net assets for the funds, the trustees have imposed an internal limit of 15% of net assets. The securities are loaned to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. These fees are securities lending income. The loans are collateralized by cash, U.S. government securities, high quality money market instruments or other securities that are maintained at all times in

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 2001
--------------------------------------------------------------------------------


 an amount at least equal to the current market value of the loaned securities, plus a margin depending on the types of securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. In the event of default or bankruptcy by the borrower, retention of the collateral may be subject to legal proceedings.

 The market value of securities on loan and the related collateral at October 31, 2001 was:

                                                   MARKET
     FUND                                          VALUE      COLLATERAL
  ----------------------------------------------------------------------
  Bonnel Growth Fund                             $8,496,948   $8,732,820
  MegaTrends Fund                                   365,496      379,200


 C. REPURCHASE AGREEMENTS

 The funds may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, hold, as collateral, underlying securities with a value exceeding the total repurchase price, including accrued interest. The funds use joint tri-party repurchase agreement accounts with other funds under common management where uninvested cash is collectively invested in repurchase agreements, and each participating fund owns an undivided interest in the account.

 D. FOREIGN CURRENCY TRANSACTIONS

 Some funds may invest in securities of foreign issuers. The accounting records of these funds are maintained in U.S. dollars. At each net asset value determination date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current prevailing exchange rate. Security transactions, income and expenses are converted at the prevailing rate of exchange on the respective dates of the transactions. The effect of changes in foreign exchange rates on foreign denominated securities is included with the net realized and unrealized gain or loss on securities. Other foreign currency gains or losses are reported separately.

 E. OPTIONS

 Some funds may write or purchase options on securities to manage their exposure to stock or commodity markets as well as fluctuations in interest and currency conversion rates. Written options include a risk of loss in excess of the option premium. The use of options carries the risks of a change in value of the underlying instruments, an illiquid secondary market, or failure of the counterparty to perform its obligations. The option premium is the basis for recognition of unrealized or realized gain or loss on the option. The cost of securities acquired or the proceeds from securities sold through the exercise of the option is adjusted by

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 2001
--------------------------------------------------------------------------------


 the amount of the premium. There was no activity in options written or purchased for the year ended October 31, 2001.

 F. INCOME TAXES

 The funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. Each fund may be subject to foreign taxes on income and gains on investments, which are accrued based on the fund's understanding of the tax rules and regulations in the foreign markets.

 G. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

 The funds record dividends and distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States. Accordingly, periodic reclassifications related to permanent book and tax basis differences are made within the funds' capital accounts to reflect income and gains available for distribution under income tax regulations. The funds generally pay income dividends and distribute capital gains, if any, annually.

 H. EXPENSES

 Each fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Short-term trading fees collected from temporary investors in the funds are applied as a reduction of expenses to the extent of such related costs; any excess of short-term trading fees is treated as paid-in capital. Expense offset arrangements have been made with the funds' custodian so the custodian fees may be paid indirectly by credits earned on the funds' cash balances. Such deposit arrangements are an alternative to overnight investments.

 I. USE OF ESTIMATES IN FINANCIAL STATEMENT PREPARATION

 The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 2001
--------------------------------------------------------------------------------


NOTE 2: RELATED PARTY TRANSACTIONS

 U.S. Global Investors, Inc. (Adviser), under an investment advisory agreement with the Trust in effect through March 8, 2002, furnishes management and investment advisory services and, subject to the supervision of the trustees, directs the investments of each fund according to its investment objectives, policies and limitations. The Adviser also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, a trustee of the funds, is the controlling owner of the Adviser.

 For each fund, the Adviser has contracted with and compensates sub-advisers to serve in the execution of the Adviser's investment responsibilities as follows:



       Bonnel Growth Fund                   Bonnel, Inc.
       MegaTrends Fund                      Leeb Capital Management, Inc.
                                              (formerly Money Growth
                                              Institute, Inc.)
       Regent Eastern European Fund         Regent Fund Management Ltd.
                                              (Barbados)

 For the services of the Adviser, each fund pays a management fee at an annual rate of 1.00% for Bonnel Growth Fund and MegaTrends Fund and 1.25% for Regent Eastern European Fund based on their average net assets. Fees are accrued daily and paid monthly.

 United Shareholder Services, Inc. (USSI), a wholly-owned subsidiary of the Adviser, is transfer agent for the funds. Each fund pays an annual fee based on the number of shareholder accounts for transfer agency services. Certain account fees are paid directly by shareholders to the transfer agent, which, in turn, reduces its charge to the funds. Additionally, the Adviser is reimbursed at cost for in-house legal services pertaining to each fund. Brown Brothers Harriman & Co. (BBH) serves as the custodian, fund accounting and administration service agent with a fee structure based on average net assets of the funds.

 Each fund has adopted a distribution plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 that allows an annual fee of up to 0.25% of its average net assets to be used for, or to reimburse the Adviser for, expenditures in connection with sales and promotional services related to the distribution of each fund's shares. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of shares and providing shareholder support services.

 Leeb Brokerage Services, a broker/dealer affiliate of Leeb Capital Management, Inc., received $54,705, representing 86.38%, of commissions paid by MegaTrends Fund on purchases and sales of securities during the year ended October 31, 2001.

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 2001
--------------------------------------------------------------------------------


 During the year ended October 31, 2001, A & B Mailers, Inc., a wholly-owned subsidiary of the Adviser, was paid $59,434 for mailing services provided to the funds.

 The three independent trustees each receive $8,000 annually as compensation for serving on the board, plus $2,000 for each quarterly meeting attended, plus special meeting fees. The Chairman of the Audit Committee receives additional compensation. Trustees are also reimbursed for out-of-pocket expenses incurred while attending meetings. Frank E. Holmes receives no compensation from the funds for serving on the board.

NOTE 3: INVESTMENTS

 Purchases and sales of long-term securities for the year ended October 31, 2001, are summarized as follows:

           FUND                                PURCHASES       SALES
  ----------------------------------------------------------------------

  Bonnel Growth                              $413,874,687   $445,972,175
  MegaTrends                                   18,136,629     18,643,464
  Regent Eastern European                       1,937,364      3,091,305

 The following table presents the income tax basis of securities owned on October 31, 2001, and the tax basis components of net unrealized appreciation or depreciation:

                                                  GROSS          GROSS       NET UNREALIZED
                                   AGGREGATE    UNREALIZED     UNREALIZED     APPRECIATION
               FUND                  COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
  -----------------------------------------------------------------------------------------
  Bonnel Growth                   $91,621,223  $10,144,061     $1,160,305      $8,983,756
  MegaTrends                       15,049,468    1,485,453      1,865,275        (379,822)
  Regent Eastern European           3,900,424      406,799        634,904        (228,105)

 At October 31, 2001, Bonnel Growth Fund had capital loss carryovers of $61,522,564 with an expiration date of 10/31/09.

 At October 31, 2001, Regent Eastern European Fund had capital loss carryovers of $374,861 with an expiration date of 10/31/06, $185,242 with an expiration date of 10/31/07, $13,493 with an expiration date of 10/31/08 and $663,300 with an expiration date of 10/31/09.

 Regent Eastern European Fund may be exposed to risks not typically associated with investment in the United States due to its concentration of investments in emerging markets. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS                               OCTOBER 31, 2001
--------------------------------------------------------------------------------


NOTE 4: CREDIT ARRANGEMENTS

 On March 1, 2000, each of the U.S. Global Accolade Funds, along with other funds under common management, entered into revolving demand notes with BBH. On March 2, 2001, this agreement was replaced by a revolving credit facility with BBH. The following terms apply to both arrangements. Borrowings of each fund are collateralized by any or all of the securities held by BBH as the funds' custodian. Interest on borrowings is charged at the current overnight Federal Funds Rate plus 2%. Each U.S. Global Accolade Fund has a maximum borrowing limit of 5% of its net asset value. The aggregate of borrowings by all funds under the agreement cannot exceed $10,000,000 at any one time. There were no borrowings under the revolving credit facility at October 31, 2001.

NOTE 5: SHARES OF BENEFICIAL INTEREST

 At October 31, 2001, individual shareholders holding 5% or more of outstanding shares comprised 11.52% of Regent Eastern European Fund.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

BONNEL GROWTH FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:
                                                                                    PERIOD
                                                 YEAR ENDED OCTOBER 31,             ENDED      YEAR ENDED
                                        ----------------------------------------   OCT. 31,   SEPTEMBER 30,
                                          2001       2000       1999      1998      1997*         1997

NET ASSET VALUE, BEGINNING OF YEAR        $29.01     $25.17     $16.18    $19.68     $21.86       $17.15
-----------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                       (.13)      (.38)      (.30)     (.23)      (.03)        (.21)
  Net realized and unrealized gain
   (loss)                                  (9.48)      7.97       9.87       .44      (2.15)        5.09
                                        --------   --------   --------   -------   --------     --------
  Total from investment activities         (9.61)      7.59       9.57       .21      (2.18)        4.88
                                        --------   --------   --------   -------   --------     --------
Distributions
  From net investment income                  --         --         --        --         --           --
  From net realized gains                     --      (3.75)      (.58)    (3.71)        --         (.17)
  In excess of net realized gains          (6.48)        --         --        --         --           --
                                        --------   --------   --------   -------   --------     --------
  Total distributions                      (6.48)     (3.75)      (.58)    (3.71)        --         (.17)

-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR              $12.92     $29.01     $25.17    $16.18     $19.68       $21.86
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)              (40.55)%    32.81%     60.85%      .80%     (9.97)%      28.67%
Ratios to Average Net Assets (b):
  Net investment loss                       (.73)%    (1.10)%    (1.41)%   (1.19)%    (1.43)%      (1.18)%
  Total expenses                            1.77%      1.55%      1.77%     1.85%      1.72%        1.77%
  Expenses reimbursed or offset               --       (.01)%       --      (.01)%       --           --
  Net expenses                              1.77%      1.54%      1.77%     1.84%      1.72%        1.77%
Portfolio Turnover Rate                      338%       283%       197%      190%        52%         239%

Net assets, end of year (in thousands)  $100,491   $212,281   $133,949   $87,751   $104,643     $117,891


  *  For the month ended October 31, 1997.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

MEGATRENDS FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:
                                                                                        PERIOD
                                                      YEAR ENDED OCTOBER 31,            ENDED     YEAR ENDED
                                               -------------------------------------   OCT. 31,    JUNE 30,
                                                2001      2000      1999      1998      1997*       1997**
NET ASSET VALUE, BEGINNING OF YEAR              $12.37    $10.76    $11.35    $13.90    $13.45       $11.27
-------------------------------------------------------------------------------------------------------------

Investment Activities
  Net investment income (loss)                    (.14)     (.08)     (.01)     (.02)      .01          .01
  Net realized and unrealized gain (loss)        (1.83)     2.74      1.27      (.51)      .44         2.39
                                               -------   -------   -------   -------   -------      -------
  Total from investment activities               (1.97)     2.66      1.26      (.53)      .45         2.40
                                               -------   -------   -------   -------   -------      -------
Distributions
  From net investment income                        --        --        --        --        --         (.01)
  In excess of net investment income                --        --        --      (.01)       --           --
  From net realized gains                        (1.20)    (1.05)    (1.85)    (2.01)       --         (.21)
                                               -------   -------   -------   -------   -------      -------
  Total distributions                            (1.20)    (1.05)    (1.85)    (2.02)       --         (.22)

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $9.20    $12.37    $10.76    $11.35    $13.90       $13.45
-------------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                    (17.40)%   27.17%    12.85%    (4.43)%    3.34%       20.72%
Ratios to Average Net Assets (b):
  Net investment income (loss)                   (1.25)%    (.67)%    (.05)%    (.14)%     .23%         .09%
  Total expenses                                  2.37%     2.32%     2.17%     2.06%     1.76%        1.97%
  Expenses reimbursed or offset                     --      (.01)%      --        --        --         (.09)%
  Net expenses                                    2.37%     2.31%     2.17%     2.06%     1.76%        1.88%
Portfolio Turnover Rate                            109%      168%       76%       51%       13%          62%

Net assets, end of year (in thousands)         $14,232   $17,776   $17,453   $20,740   $25,492      $25,160

  * For the four months ended October 31, 1997.

 **  Effective November 18, 1996, the fund changed to a new investment manager.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

                                                                              39

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

REGENT EASTERN EUROPEAN FUND

FOR A CAPITAL SHARE OUTSTANDING DURING THE:
                                                                                                YEAR
                                                               YEAR ENDED OCTOBER 31,          ENDED
                                                          ---------------------------------   OCT. 31,
                                                           2001     2000     1999     1998     1997*


NET ASSET VALUE, BEGINNING OF YEAR                         $8.82    $8.66    $8.02   $11.19    $10.00
------------------------------------------------------------------------------------------------------
Investment Activities
  Net investment loss                                       (.38)    (.55)    (.23)    (.27)     (.01)
  Net realized and unrealized gain (loss)                    .78      .71      .87    (2.84)     1.20
                                                          ------   ------   ------   ------    ------
  Total from investment activities                           .40      .16      .64    (3.11)     1.19
                                                          ------   ------   ------   ------    ------
Distributions
  From net investment income                                  --       --       --       --        --
  In excess of net investment income                          --       --       --     (.01)       --
  From net realized gains                                     --       --       --       --        --
  In excess of net realized gains                             --       --       --     (.05)       --
                                                          ------   ------   ------   ------    ------
  Total distributions                                         --       --       --     (.06)       --

------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $9.22    $8.82    $8.66    $8.02    $11.19
------------------------------------------------------------------------------------------------------

TOTAL RETURN
(excluding account fees) (a)                                4.54%    1.85%    7.98%  (27.96)%   11.90%
Ratios to Average Net Assets (b):
  Net investment loss                                      (4.03)%  (4.37)%  (2.38)%  (2.38)%    (.49)%
  Total expenses                                            6.43%    5.14%    4.36%    5.03%     4.98%
  Expenses reimbursed or offset                               --     (.01)%   (.01)%   (.48)%   (1.73)%
  Net expenses                                              6.43%    5.13%    4.35%    4.55%     3.25%
Portfolio Turnover Rate                                       58%      30%      29%      97%       11%

Net assets, end of year (in thousands)                    $3,762   $4,046   $5,210   $5,676    $8,778

  * From March 31, 1997, commencement of operations.

(a) Total returns for periods less than one year are not annualized. Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.

(b) Ratios are annualized for periods of less than one year. Expenses reimbursed or offset reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio had such reductions not occurred.

--------------------------------------------------------------------------------
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of U.S. Global Accolade Funds

We have audited the accompanying statements of assets and liabilities of the U.S. Global Accolade Funds (comprising, respectively, the Bonnel Growth Fund, MegaTrends Fund, and Regent Eastern European Fund, collectively, the "Funds"), including the portfolios of investments, as of October 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the three periods, three periods, and two periods ended October 31, 1998 for the Bonnel Growth Fund, MegaTrends Fund, and Regent Eastern European Fund, respectively, were audited by other auditors whose report dated December 17, 1998 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the U.S. Global Accolade Funds at October 31, 2001, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts
December 14, 2001

--------------------------------------------------------------------------------
ADDITIONAL FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

 The funds hereby designate the following approximate amounts as capital gain dividends for the purpose of the dividends paid deduction:

     Bonnel Growth                    $19,790,356
     MegaTrends                        $1,525,712

 In January 2002, the funds will report on Form 1099 the tax status of all distributions made during the calendar year 2001. Shareholders should use the information on Form 1099 for their income tax returns.

 The percentage of ordinary income dividends paid by the funds during the year ended October 31, 2001, which qualify for the dividends received deduction available to corporate shareholders was:

     MegaTrends                          63.28%

                     [GRAPHIC: U.S. Global Investors logo]
                   P.O. Box 781234 San Antonio, TX 78278-1234
        e-mail: shsvc@usfunds.com          Internet: www.usfunds.com
                   Distributed by U.S. Global Brokerage, Inc.